UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca         290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:     585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 97.4%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 0.7%
Accor S.A. (France)[1]	57,150	$2,267,684

Household Durables - 1.1%
LGI Homes, Inc.*	95,290	3,510,483

Total Consumer Discretionary		5,778,167

Health Care - 0.5%
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc.*	90,090	1,572,071

Information Technology - 1.4%
IT Services - 1.4%
InterXion Holding N.V. - ADR (Netherlands)*	120,890	4,378,636

Real Estate - 93.7%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. - Class A*	58,850	1,646,623
First Capital Realty, Inc. (Canada)	123,580	2,070,421

		3,717,044

REITS - Apartments - 14.0%
American Campus Communities, Inc.	85,810	4,365,155
American Homes 4 Rent - Class A	228,980	4,955,127
Apartment Investment & Management Co. - Class A	129,240	5,933,408
AvalonBay Communities, Inc.	44,310	7,880,090
Colony Starwood Homes	146,160	4,194,792
Education Realty Trust, Inc.	92,520	3,991,313
Equity Residential	108,190	6,959,863
Mid-America Apartment Communities, Inc.	42,060	3,953,220
UDR, Inc.	74,290	2,673,697

		44,906,665

REITS - Diversified - 19.1%
CatchMark Timber Trust, Inc. - Class A	262,070	3,063,598
CoreSite Realty Corp.	24,220	1,793,249
Crown Castle International Corp.	29,110	2,742,453
Digital Realty Trust, Inc.	54,200	5,263,904
Equinix, Inc.	21,540	7,759,785
Forest City Realty Trust, Inc. - Class A	315,800	7,304,454
Klepierre (France)[1]	92,350	4,239,161
Lamar Advertising Co. - Class A	69,090	4,512,268
NorthStar Realty Finance Corp.	268,170	3,531,799
Outfront Media, Inc.	218,515	5,167,880
Potlatch Corp.	130,030	5,056,867
Vornado Realty Trust	39,900	4,038,279

1

Investment Portfolio - September 30, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Diversified (continued)
Weyerhaeuser Co.	204,830	$6,542,270

		61,015,967

REITS - Health Care - 10.5%
Community Healthcare Trust, Inc.	315,260	6,910,499
Global Medical REIT, Inc.	238,130	2,324,149
Healthcare Trust of America, Inc. - Class A	120,920	3,944,410
Physicians Realty Trust	343,270	7,394,036
Senior Housing Properties Trust	138,910	3,154,646
Ventas, Inc.	71,680	5,062,758
Welltower, Inc.	64,400	4,815,188

		33,605,686

REITS - Hotels - 3.0%
Chesapeake Lodging Trust	202,460	4,636,334
Host Hotels & Resorts, Inc.	155,790	2,425,650
LaSalle Hotel Properties	102,020	2,435,217

		9,497,201

REITS - Industrial - 6.7%
Prologis, Inc.	185,860	9,950,945
Rexford Industrial Realty, Inc.	259,600	5,942,244
Terreno Realty Corp.	199,630	5,491,821

		21,385,010

REITS - Manufactured Homes - 2.0%
Equity LifeStyle Properties, Inc.	42,630	3,290,183
Sun Communities, Inc.	40,790	3,201,199

		6,491,382

REITS - Office Property - 7.7%
Alexandria Real Estate Equities, Inc.	54,900	5,971,473
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	120,490	1,595,542
Boston Properties, Inc.	33,030	4,501,659
Brandywine Realty Trust	292,070	4,562,133
Columbia Property Trust, Inc.	111,530	2,497,157
Douglas Emmett, Inc.	148,330	5,433,328

		24,561,292

REITS - Regional Malls - 11.2%
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	1,905,315	1,563,381
General Growth Properties, Inc.	163,690	4,517,844
Pennsylvania Real Estate Investment Trust	235,800	5,430,474
Simon Property Group, Inc.	78,470	16,244,075
Tanger Factory Outlet Centers, Inc.	119,280	4,647,149

2

Investment Portfolio - September 30, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Regional Malls (continued)
Taubman Centers, Inc.	48,500	$3,608,885

		36,011,808

REITS - Shopping Centers - 6.4%
Brixmor Property Group, Inc.	108,460	3,014,103
DDR Corp.	311,210	5,424,390
Equity One, Inc.	159,690	4,888,111
Retail Properties of America, Inc. - Class A	170,830	2,869,944
Urban Edge Properties	156,410	4,401,377

		20,597,925

REITS - Single Tenant - 5.1%
Agree Realty Corp.	125,720	6,215,597
Spirit Realty Capital, Inc.	367,860	4,903,574
STORE Capital Corp.	182,390	5,375,033

		16,494,204

REITS - Storage - 6.8%
CubeSmart	267,090	7,280,874
Extra Space Storage, Inc.	46,090	3,660,007
Life Storage, Inc.	61,331	5,454,779
Public Storage	23,930	5,339,740

		21,735,400

Total Real Estate		300,019,584

Utilities - 0.0%#
Electric Utilities - 0.0%#
Prime AET&D Holdings No.1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $264,791,317)		311,748,458

3

Investment Portfolio - September 30, 2016

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.5%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.20%
(Identified Cost $7,953,742)	7,953,742	$7,953,742

TOTAL INVESTMENTS - 99.9%
(Identified Cost $272,745,059)		319,702,200
OTHER ASSETS, LESS LIABILITIES - 0.1%		453,202

NET ASSETS - 100%		$320,155,402

ADR - American Depositary Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of September 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$273,396,203
Unrealized appreciation	52,274,280
Unrealized depreciation	(5,968,283)

Net unrealized appreciation	$46,305,997

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - September 30, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,778,167	$3,510,483	$2,267,684	$—
Health Care	1,572,071	1,572,071	—	—
Information Technology	4,378,636	4,378,636	—	—
Real Estate	300,019,584	294,184,881	5,834,703	—
Utilities	—	—	—	—	*
Mutual fund	7,953,742	7,953,742	—	—

Total assets	$319,702,200	$311,599,813	$8,102,387	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2016. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the nine months ended September 30, 2016.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 94.7%
Consumer Discretionary - 14.3%
Diversified Consumer Services - 1.6%
Fu Shou Yuan International Group Ltd. (China)[1]	15,651,000	$9,052,626

Internet & Direct Marketing Retail - 5.5%
ASOS plc (United Kingdom)*[1]	167,500	10,540,416
Rakuten, Inc. (Japan)[1]	1,557,990	20,336,917

		30,877,333

Leisure Products - 1.4%
Shimano, Inc. (Japan)[1]	51,400	7,634,116

Media - 3.0%
Dish TV India Ltd. (India)*[1]	8,033,250	11,260,727
Surya Citra Media Tbk PT (Indonesia)[1]	26,038,900	5,604,274

		16,865,001

Textiles, Apparel & Luxury Goods - 2.8%
ANTA Sports Products Ltd. (China)[1]	1,677,000	4,585,359
Kering (France)[1]	56,130	11,326,139

		15,911,498

Total Consumer Discretionary		80,340,574

Consumer Staples - 22.5%
Beverages - 5.5%
Ambev S.A. - ADR (Brazil)	1,812,380	11,037,394
Diageo plc (United Kingdom)[1]	499,910	14,319,131
Treasury Wine Estates Ltd. (Australia)[1]	677,924	5,753,337

		31,109,862

Food & Staples Retailing - 2.2%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	1,767,700	12,565,335

Food Products - 10.7%
Adecoagro S.A. (Argentina)*	1,271,600	14,508,956
BRF S.A. (Brazil)	332,470	5,681,990
Danone S.A. (France)[1]	74,032	5,497,114
Nestle S.A. (Switzerland)[1]	113,620	8,971,899
Sao Martinho S.A. (Brazil)	348,790	6,232,242
Suedzucker AG (Germany)[1]	215,254	5,986,384
Universal Robina Corp. (Philippines)[1]	3,635,450	13,379,206

		60,257,791

Personal Products - 3.6%
Unilever plc - ADR (United Kingdom)	420,230	19,918,902

Tobacco - 0.5%
Gudang Garam Tbk PT (Indonesia)[1]	595,900	2,835,542

Total Consumer Staples		126,687,432

1

Investment Portfolio - September 30, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 4.1%
Energy Equipment & Services - 0.1%
Spectrum ASA (Norway)*[1]	214,332	$683,645

Oil, Gas & Consumable Fuels - 4.0%
Galp Energia SGPS S.A. (Portugal)[1]	1,068,160	14,593,169
Royal Dutch Shell plc - Class B (Netherlands)[1]	96,290	2,496,372
Royal Dutch Shell plc - Class B - ADR (Netherlands)	94,310	4,982,397

		22,071,938

Total Energy		22,755,583

Financials - 1.2%
Banks - 0.7%
IDFC Bank Ltd. (India)[1]	3,023,300	3,635,941

Diversified Financial Services - 0.5%
IDFC Ltd. (India)*[1]	3,023,300	3,058,908

Total Financials		6,694,849

Health Care - 7.9%
Biotechnology - 0.8%
China Biologic Products, Inc. (China)*	34,480	4,292,070

Health Care Equipment & Supplies - 1.4%
Essilor International SA (France)[1]	63,720	8,219,637

Health Care Providers & Services - 2.4%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	217,040	9,499,841
Odontoprev S.A. (Brazil)	1,002,540	4,004,426

		13,504,267

Pharmaceuticals - 3.3%
AstraZeneca plc - ADR (United Kingdom)	314,850	10,345,971
GlaxoSmithKline plc (United Kingdom)[1]	181,510	3,865,877
Novartis AG - ADR (Switzerland)	54,900	4,334,904

		18,546,752

Total Health Care		44,562,726

Industrials - 25.6%
Aerospace & Defense - 1.0%
LIG Nex1 Co. Ltd. (South Korea)[1]	70,870	5,358,287

Airlines - 2.5%
easyJet plc (United Kingdom)[1]	363,040	4,733,659
Ryanair Holdings plc - ADR (Ireland)	128,170	9,616,595

		14,350,254

Commercial Services & Supplies - 0.5%
China Everbright International Ltd. (China)[1]	2,245,000	2,691,536

2

Investment Portfolio - September 30, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Construction & Engineering - 2.9%
Larsen & Toubro Ltd. (India)[1]	755,995	$16,308,754

Electrical Equipment - 1.9%
Bharat Heavy Electricals Ltd. (India)[1]	3,420,590	6,947,521
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,305,000	3,724,096

		10,671,617

Industrial Conglomerates - 3.5%
Siemens AG (Germany)[1]	167,570	19,649,412

Machinery - 10.9%
Alstom S.A. (France)*[1]	276,350	7,312,394
ANDRITZ AG (Austria)[1]	168,260	9,156,261
FANUC Corp. (Japan)[1]	41,940	7,084,315
GEA Group AG (Germany)[1]	338,050	18,794,663
Jain Irrigation Systems Ltd. (India)[1]	5,395,570	7,276,400
SMC Corp. (Japan)[1]	40,800	11,780,297

		61,404,330

Professional Services - 2.4%
Applus Services S.A. (Spain)[1]	681,050	6,920,817
Bureau Veritas S.A. (France)[1]	307,940	6,606,897

		13,527,714

Total Industrials		143,961,904

Information Technology - 11.0%
Electronic Equipment, Instruments & Components - 4.9%
Hitachi Ltd. (Japan)[1]	2,818,660	13,209,894
Keyence Corp. (Japan)[1]	19,609	14,367,311

		27,577,205

Software - 2.3%
SAP SE (Germany)[1]	62,130	5,681,966
Totvs S.A. (Brazil)	745,400	7,082,348

		12,764,314

Technology Hardware, Storage & Peripherals - 3.8%
Samsung Electronics Co. Ltd. (South Korea)[1]	14,680	21,385,272

Total Information Technology		61,726,791

Materials - 2.0%
Chemicals - 2.0%
Givaudan S.A. (Switzerland)[1]	3,440	7,013,195
Symrise AG (Germany)[1]	56,560	4,147,827

Total Materials		11,161,022

3

Investment Portfolio - September 30, 2016

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITS) - 1.6%
alstria office REIT AG (Germany)[1]	668,460	$9,180,776

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Bharti Infratel Ltd. (India)[1]	1,825,395	10,044,170
Telefonica S.A. - ADR (Spain)	743,030	7,489,742

Total Telecommunication Services		17,533,912

Utilities - 1.4%
Electric Utilities - 1.0%
Power Grid Corp. of India Ltd. (India)[1]	2,045,630	5,431,238

Water Utilities - 0.4%
CT Environmental Group Ltd. (China)[1]	8,540,000	2,490,982

Total Utilities		7,922,220

TOTAL COMMON STOCKS (Identified Cost $503,838,574)		532,527,789

SHORT-TERM INVESTMENT - 5.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.20%, (Identified Cost $33,365,356)	33,365,356	33,365,356

TOTAL INVESTMENTS - 100.6% (Identified Cost $537,203,930)		565,893,145
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(3,525,685)

NET ASSETS - 100%		$562,367,460

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan 13.2%; Germany 13%; India 11.4%; United Kingdom 11.3%;.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

4

Investment Portfolio - September 30, 2016

(unaudited)

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$537,203,930
Unrealized appreciation	73,010,605
Unrealized depreciation	(44,321,390)

Net unrealized appreciation	$28,689,215

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$80,340,574	$—	$80,340,574	$—
Consumer Staples	126,687,432	57,379,484	69,307,948	—
Energy	22,755,583	4,982,397	17,773,186	—
Financials	6,694,849	—	6,694,849	—
Health Care	44,562,726	32,477,212	12,085,514	—
Industrials	143,961,904	9,616,595	134,345,309	—
Information Technology	61,726,791	7,082,348	54,644,443	—
Materials	11,161,022	—	11,161,022	—
Real Estate	9,180,776	—	9,180,776	—
Telecommunication Services	17,533,912	7,489,742	10,044,170	—
Utilities	7,922,220	—	7,922,220	—
Mutual fund	33,365,356	33,365,356	—	—

Total assets	$565,893,145	$152,393,134	$413,500,011	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2016

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 97.7%
Consumer Discretionary - 17.1%
Diversified Consumer Services - 2.0%
Kroton Educacional S.A. (Brazil)	3,989,952	$18,280,302

Hotels, Restaurants & Leisure - 3.1%
Accor S.A. (France)[1]	713,998	28,331,087

Internet & Direct Marketing Retail - 0.5%
Zalando SE (Germany)*[1,2]	115,870	4,841,228

Media - 6.6%
Dish TV India Ltd. (India)*[1]	4,640,740	6,505,226
ITV plc (United Kingdom)[1]	8,979,782	21,782,349
Liberty Global plc - Class A - ADR (United Kingdom)*	923,250	31,556,685

		59,844,260

Specialty Retail - 2.5%
Kingfisher plc (United Kingdom)[1]	4,751,300	23,181,765

Textiles, Apparel & Luxury Goods - 2.4%
lululemon athletica, Inc. (United States)*	356,080	21,713,758

Total Consumer Discretionary		156,192,400

Consumer Staples - 25.3%
Beverages - 10.0%
Ambev S.A. - ADR (Brazil)	4,680,156	28,502,150
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	238,130	31,316,123
Diageo plc (United Kingdom)[1]	1,100,940	31,534,685

		91,352,958

Food & Staples Retailing - 1.2%
Tesco plc (United Kingdom)*[1]	4,668,460	11,056,968

Food Products - 4.9%
Danone S.A. (France)[1]	297,950	22,123,746
Nestle S.A. (Switzerland)[1]	292,800	23,120,682

		45,244,428

Personal Products - 5.4%
Beiersdorf AG (Germany)[1]	105,186	9,928,882
Unilever plc - ADR (United Kingdom)	834,700	39,564,780

		49,493,662

Tobacco - 3.8%
Japan Tobacco, Inc. (Japan)[1]	839,300	34,356,937

Total Consumer Staples		231,504,953

Energy - 6.3%
Energy Equipment & Services - 4.0%
Schlumberger Ltd. (United States)	469,780	36,943,499

1

Investment Portfolio - September 30, 2016

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 2.3%
Cameco Corp. (Canada)	2,469,210	$21,136,438

Total Energy		58,079,937

Health Care - 15.8%
Health Care Equipment & Supplies - 3.9%
Medtronic plc (United States)	383,540	33,137,856
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	4,070,961	2,746,342

		35,884,198

Health Care Providers & Services - 2.8%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	297,820	26,055,199

Life Sciences Tools & Services - 2.6%
QIAGEN N.V. (United States)*[1]	366,970	10,118,590
QIAGEN N.V. - ADR (United States)*	492,742	13,520,840

		23,639,430

Pharmaceuticals - 6.5%
Novartis AG - ADR (Switzerland)	455,830	35,992,337
Perrigo Co. plc (United States)	250,250	23,105,583

		59,097,920

Total Health Care		144,676,747

Industrials - 11.6%
Aerospace & Defense - 3.2%
Safran S.A. (France)[1]	406,475	29,234,698

Airlines - 1.9%
Ryanair Holdings plc - ADR (Ireland)	232,168	17,419,565

Machinery - 3.1%
Sulzer AG (Switzerland)[1]	126,490	13,243,410
The Weir Group plc (United Kingdom)[1]	687,590	15,144,255

		28,387,665

Trading Companies & Distributors - 3.4%
Brenntag AG (Germany)[1]	475,648	25,993,770
Howden Joinery Group plc (United Kingdom)[1]	829,520	4,647,380

		30,641,150

Total Industrials		105,683,078

Information Technology - 14.7%
Internet Software & Services - 8.3%
Alibaba Group Holding Ltd. - ADR (China)*	218,730	23,139,447
Baidu, Inc. - ADR (China)*	98,390	17,913,867
Tencent Holdings Ltd. - Class H (China)[1]	1,242,195	34,535,550

		75,588,864

2

Investment Portfolio - September 30, 2016

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 3.4%
Amdocs Ltd. - ADR (United States)	541,517	$31,326,758

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	18,820	27,416,268

Total Information Technology		134,331,890

Materials - 3.7%
Chemicals - 1.5%
Akzo Nobel N.V. (Netherlands)[1]	198,210	13,406,979

Metals & Mining - 2.2%
Alumina Ltd. (Australia)[1]	9,382,166	10,562,945
Norsk Hydro ASA (Norway)[1]	2,206,906	9,542,148

		20,105,093

Total Materials		33,512,072

Telecommunication Services - 3.2%
Wireless Telecommunication Services - 3.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,538,535	29,040,840

TOTAL COMMON STOCKS (Identified Cost $894,383,374)		893,021,917

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.20%, (Identified Cost $17,546,401)	17,546,401	17,546,401

TOTAL INVESTMENTS - 99.6% (Identified Cost $911,929,775)		910,568,318
OTHER ASSETS, LESS LIABILITIES - 0.4%		3,417,109

NET ASSETS - 100%		$913,985,427

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,841,228 or 0.5% of the Series’ net assets as of September 30, 2016.

3Rate shown is the current yield as of September 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 19.5%; United States 18.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - September 30, 2016

(unaudited)

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$947,102,290
Unrealized appreciation	82,987,904
Unrealized depreciation	(119,521,876)

Net unrealized depreciation	$(36,533,972)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$156,192,400	$71,550,745	$84,641,655	$—
Consumer Staples	231,504,953	68,066,930	163,438,023	—
Energy	58,079,937	58,079,937	—	—
Health Care	144,676,747	105,756,616	38,920,131	—
Industrials	105,683,078	17,419,565	88,263,513	—
Information Technology	134,331,890	72,380,072	61,951,818	—
Materials	33,512,072	—	33,512,072	—
Telecommunication Services	29,040,840	29,040,840	—	—
Mutual fund	17,546,401	17,546,401	—	—

Total assets	$910,568,318	$439,841,106	$470,727,212	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 96.7%
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3		$100,000	$102,429
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	351,393
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	104,750
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA	[2]	225,000	244,400
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA	[2]	300,000	307,287
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	786,622
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	237,580
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	107,662
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1		100,000	104,809
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA	[2]	625,000	684,819
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		150,000	166,811
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1		500,000	623,780
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1		210,000	256,022
Butler County Sewer System, Revenue Bond, AGM	5.000%	12/1/2017	Aa3		750,000	784,905
Butler County, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa1		5,000	5,036
Butler County, Unrefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa1		95,000	95,665
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1		100,000	100,365
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2		350,000	370,888
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	434,940
Cincinnati Water System, Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		110,000	110,802
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2016	Aaa		150,000	151,098
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	250,410
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	130,649
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	220,798
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa		335,000	394,262
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2		500,000	524,090
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2		140,000	140,809
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2		150,000	155,920

1

Investment Portfolio - September 30, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	$370,000	$403,751
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	1,140,000	1,363,725
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	256,270
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	243,709
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa	300,000	357,168
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	563,305
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	101,211
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	105,939
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	107,751
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	271,845
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	426,384
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	283,573
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	189,394
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	87,797
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa1	500,000	635,350
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	458,247
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa1	155,000	161,738
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa1	170,000	177,528
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2	245,000	254,376
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2	200,000	211,064
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2	200,000	214,788
Delaware County Sanitary Sewer System, Revenue Bond, AGM	4.500%	12/1/2019	Aa2	150,000	153,562
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	255,143
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa	300,000	328,671
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	335,097
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1	235,000	306,285
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	419,416
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	479,056
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	331,204
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	231,138
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	306,603

2

Investment Portfolio - September 30, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa		$1,145,000	$1,169,755
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa		275,000	354,643
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	108,684
Franklin County, Various Purposes Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2027	Aaa		500,000	524,580
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1		300,000	353,847
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1		375,000	447,109
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1		500,000	636,450
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1		420,000	540,544
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1		350,000	362,800
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	380,583
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	115,611
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	212,650
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	580,060
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		570,000	723,296
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	159,894
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	580,060
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2		200,000	200,440
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		500,000	596,010
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	379,642
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	543,805
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	104,123
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	336,108
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa3		115,000	118,221
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1		100,000	102,260
Ironton City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	A3		200,000	201,198
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	101,101

3

Investment Portfolio - September 30, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		$175,000	$196,296
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA	[2]	200,000	206,722
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	355,073
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2		200,000	217,378
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa2		250,000	304,940
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		100,000	103,307
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	105,862
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	245,198
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1		500,000	590,670
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa		340,000	368,349
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1		200,000	216,090
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	889,702
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3		275,000	290,642
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	411,278
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1		400,000	486,948
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	288,202
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	590,680
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	152,832
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	327,903
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		150,000	157,317
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	131,097
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	516,033
Ohio State Water Development Authority, Sewer Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa		300,000	380,856
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1		225,000	293,049
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1		350,000	450,894

4

Investment Portfolio - September 30, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		$1,150,000	$1,391,040
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	594,355
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1		600,000	772,962
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	707,746
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	393,659
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	112,469
Olentangy Local School District, School Impt., Series A, G.O. Bond	4.300%	12/1/2016	Aa1		150,000	150,850
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	162,938
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	124,352
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3		100,000	103,490
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	250,000	259,032
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	143,199
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	217,590
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2		100,000	104,684
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	108,498
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1		120,000	120,822
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	114,126
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2020	A1		150,000	154,167
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2025	A1		270,000	277,501
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		500,000	542,190
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	560,885
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	306,884
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1		100,000	103,000
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa		535,000	641,058
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	116,405
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	426,620

TOTAL MUNICIPAL BONDS (Identified Cost $43,975,453)						44,891,403

5

Investment Portfolio - September 30, 2016

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Government Cash Management (Identified Cost $1,045,871)	0.30%[3]	1,045,871	$1,045,871

TOTAL INVESTMENTS - 99.0% (Identified Cost $45,021,324)			45,937,274
OTHER ASSETS, LESS LIABILITIES - 1.0%			472,098

NET ASSETS - 100%			$46,409,372

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Rate shown is the current yield as of September 30, 2016.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$45,021,324
Unrealized appreciation	941,753
Unrealized depreciation	(25,803)

Net unrealized appreciation	$915,950

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - September 30, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$44,891,403	$—	$44,891,403	$—
Mutual fund	1,045,871	1,045,871	—	—

Total assets	$45,937,274	$1,045,871	$44,891,403	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 96.4%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1		$500,000	$594,195

ARIZONA - 3.7%
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,301,150
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,517,328
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2		1,525,000	1,508,225
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,110,350
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,604,624
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,457,397
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,715,000	1,781,714
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	464,048
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,499,582
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	526,465

						12,770,883

COLORADO - 2.5%
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA	[2]	1,000,000	1,303,530
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,690,380
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,737,914
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,680,555
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,293,889

						8,706,268

DELAWARE - 0.6%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,177,260

DISTRICT OF COLUMBIA - 1.2%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2		1,380,000	1,731,914

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	$900,000	$1,094,958
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,215,250

					4,042,122

FLORIDA - 8.2%
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,129,948
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,146,611
Florida Municipal Power Agency, Stanton II Project, Swap Termination, Series A, Revenue Bond	4.000%	10/1/2017	A1	635,000	654,285
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa2	1,000,000	1,031,680
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	1,022,056
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,781,076
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	967,709
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	993,567
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	878,030
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,237,020
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,677,765
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,050,190
Miami-Dade County, Transit System Sales Surtax, Transit Impt., Series A, Revenue Bond, AGC	4.000%	7/1/2017	A1	1,465,000	1,498,973
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,476,420
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	564,530
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,526,011
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	412,636
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	722,034
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	553,730
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,329,719
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,793,647

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1		$400,000	$429,968
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1		500,000	616,255
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa3		500,000	518,040
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2		500,000	541,060

						28,552,960

GEORGIA - 3.1%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3		1,000,000	1,044,170
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3		1,160,000	1,299,768
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3		500,000	560,595
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		1,585,000	1,715,350
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,308,048
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		2,250,000	2,462,445
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	547,210
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	543,598
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,154,960

						10,636,144

HAWAII - 0.9%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,111,070
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	2,163,473

						3,274,543

ILLINOIS - 2.5%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	541,520
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	679,538
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	785,918

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2		$760,000	$817,927
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	890,487
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2018	A1		500,000	525,925
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,481,340
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,120,910
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3		725,000	798,805

						8,642,370

INDIANA - 2.0%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	AA	[2]	1,450,000	1,487,483
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	771,470
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	517,665
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,772,283
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	821,318
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	491,041

						6,861,260

IOWA - 0.7%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,484,580

KANSAS - 3.6%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		500,000	563,150
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,303,247
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	912,321
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,082,700
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,080,670

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
KANSAS (continued)
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	$2,000,000	$2,236,060
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	474,772
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,711,850

						12,364,770

KENTUCKY - 0.5%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2		500,000	552,865
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3		1,070,000	1,338,805

						1,891,670

LOUISIANA - 1.4%
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,204,700
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,107,998
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A	[2]	600,000	696,606
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,940,057

						4,949,361

MAINE - 0.6%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	647,799
Maine Turnpike Authority, Revenue Bond	5.000%	7/1/2017	Aa3		1,500,000	1,547,280

						2,195,079

MARYLAND - 0.3%
Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3		500,000	526,260
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	552,005

						1,078,265

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS - 1.4%
Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[3]	1.140%	8/1/2043	Aa1		$1,225,000	$1,224,412
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1		3,000,000	3,077,670
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa3		600,000	618,756

						4,920,838

MICHIGAN - 1.4%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,072,710
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA	[2]	820,000	825,232
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3		910,000	926,981
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2		550,000	577,951
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,098,260
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	439,304

						4,940,438

MINNESOTA - 0.7%
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,296,310

MISSISSIPPI - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Series 1, Revenue Bond	5.000%	10/1/2017	Aa3		750,000	779,242

MISSOURI - 2.2%
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,459,047
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2		750,000	892,455
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2		1,590,000	1,984,066
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	275,000	279,466
Missouri Joint Municipal Electric Utility Commission, Revenue Bond	5.000%	1/1/2018	A3		500,000	524,510
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond	4.000%	1/1/2018	A2		750,000	778,410

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MISSOURI (continued)
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		$725,000	$818,068

						7,736,022

NEBRASKA - 3.9%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,370,720
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	667,202
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A	[2]	500,000	529,525
Nebraska Public Power District, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2019	A1		600,000	631,188
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,090,040
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	545,020
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,127,690
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1		2,160,000	2,270,052
Omaha Public Power District, Series A, Revenue Bond	4.000%	2/1/2018	A1		1,120,000	1,165,842
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2		1,000,000	1,252,370
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2		675,000	711,760
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,383,024

						13,744,433

NEW HAMPSHIRE - 0.8%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,908,437

NEW JERSEY - 1.2%
Hudson County, G.O. Bond	2.000%	12/1/2017	AA	[2]	1,000,000	1,012,700
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		455,000	462,962
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2		1,625,000	1,768,276

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW JERSEY (continued)
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A2		$915,000	$997,176

						4,241,114

NEW MEXICO - 1.4%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,512,500
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		2,000,000	2,472,540
Las Cruces, Multiple Utility Impt., Revenue Bond	2.000%	6/1/2018	Aa2		875,000	891,345

						4,876,385

NEW YORK - 9.4%
Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1		1,500,000	1,911,975
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,748,756
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1		1,145,000	1,198,414
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1		725,000	787,582
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,478,810
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	1.200%	11/15/2044	A1		1,600,000	1,598,176
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,097,320
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1		3,000,000	3,079,770
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,623,875
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,476,860
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,476,860
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	465,305
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[4]	495,000	535,451
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	1,640,000	1,775,382
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,067,580

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		$765,000	$948,875
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	532,220
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		575,000	601,692
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	791,396
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,065,406
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,494,497

						32,756,202

NORTH CAROLINA - 2.8%
Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa1		1,240,000	1,332,789
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,632,064
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	3.000%	1/15/2018	Aa3		500,000	513,120
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3		1,265,000	1,333,538
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	661,670
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	450,528
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	3,000,000	3,725,940

						9,649,649

NORTH DAKOTA - 0.2%
North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	A	[2]	800,000	839,216

OHIO - 5.8%
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2018	A1		425,000	448,273
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1		1,895,000	2,253,250
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1		25,000	26,450

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Franklin County, Ohio Health Corp., Revenue Bond	5.000%	5/15/2018	Aa2		$640,000	$681,773
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa3		600,000	787,710
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2018	Aa3		1,000,000	1,063,710
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		3,735,000	4,140,135
Ohio State, Highway Impt., Revenue Bond	4.000%	12/15/2017	Aa2		1,000,000	1,037,720
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		4,200,000	5,080,320
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3		1,000,000	1,023,390
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,274,146
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,132,988
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3		610,000	721,966
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	697,956

						20,369,787

OKLAHOMA - 1.7%
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	AA	[2]	500,000	538,195
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	3,102,082
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3		2,000,000	2,325,900

						5,966,177

OREGON - 2.0%
Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2		1,435,000	1,810,310
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AA	[2]	1,000,000	970,360
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	486,380
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	234,522
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,433,083
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa3		1,000,000	967,930
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1		1,015,000	1,204,166

						7,106,751

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA - 7.0%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3		$640,000	$711,501
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	532,740
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1		1,465,000	1,561,763
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,682,865
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	653,448
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,150,200
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,483,380
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		615,000	660,682
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,169,102
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1		2,440,000	2,556,193
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,125,610
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	21,547
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	404,315
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1		500,000	535,020
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	783,045
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,483,230
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,034,120
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,106,370
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,114,280
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		1,325,000	1,426,720
Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1		1,000,000	1,074,980

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR	[4]	$465,000	$501,479
Southcentral General Authority, Wellspan Health Obligated Group, Unrefunded Balance, Revenue Bond	5.625%	6/1/2018	Aa3		190,000	204,153
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA	[2]	1,500,000	1,513,035

						24,489,778

SOUTH CAROLINA - 2.0%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa		530,000	618,044
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3		500,000	642,830
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1		85,000	92,733
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1		2,500,000	2,805,875
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,155,690
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1		685,000	740,190
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1		700,000	759,864

						6,815,226

TENNESSEE - 2.6%
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2		800,000	966,264
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2		705,000	848,693
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	754,815
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2		400,000	454,952
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	711,788
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,176,120
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,088,060
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	462,368

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		$1,505,000	$1,650,293

						9,113,353

TEXAS - 6.0%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,858,160
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	A1		500,000	609,895
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2		1,500,000	1,944,075
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1		1,000,000	1,069,860
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	622,826
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	543,130
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2		600,000	740,670
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2		1,265,000	1,587,904
Houston Combined Utility System, Series S, Revenue Bond[3]	1.740%	5/15/2034	AA	[2]	1,000,000	995,500
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa2		1,110,000	1,172,282
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2		845,000	951,124
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		1,000,000	1,044,890
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	3,139,826
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1		500,000	610,980
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2		500,000	643,900
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	2,200,000	2,718,738
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	546,385

						20,800,145

UTAH - 1.3%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,142,080
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	975,000	1,217,326

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
UTAH (continued)
Utah Transit Authority, Subseries B, Revenue Bond	1.600%	6/15/2018	A1		$1,025,000	$1,034,850

						4,394,256

VIRGINIA - 0.7%
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	533,685
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	424,908
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,446,335

						2,404,928

WASHINGTON - 7.3%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	432,540
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,542,960
Everett, G.O. Bond[3]	1.240%	12/1/2034	AA	[2]	970,000	955,751
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2		750,000	846,795
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,853,924
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		4,000,000	5,080,920
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,370,720
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1		2,435,000	2,744,440
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,152,623
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,198,171
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,064,170
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	513,370
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,256,060
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1		2,675,000	3,340,647

						25,353,091

WEST VIRGINIA - 0.4%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,253,645

Investment Portfolio - September 30, 2016

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN - 1.8%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		$470,000	$551,479
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA	[2]	1,000,000	1,025,360
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	651,390
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	535,791
WPPI Energy, Prerefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		625,000	672,050
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,289,140
WPPI Energy, Unrefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		475,000	510,155

						6,235,365

WYOMING - 0.2%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.000%	1/1/2018	A2		500,000	523,865

TOTAL MUNICIPAL BONDS (Identified Cost $328,993,949)						335,736,383

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management (Identified Cost $9,499,450)	0.30%[5]				9,499,450	9,499,450

TOTAL INVESTMENTS - 99.1% (Identified Cost $338,493,399)						345,235,833
OTHER ASSETS, LESS LIABILITIES - 0.9%						2,987,263

NET ASSETS - 100%						$348,223,096

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of September 30, 2016.

Investment Portfolio - September 30, 2016

(unaudited)

4Credit rating has been withdrawn. As of September 30, 2016, there is no rating available (unaudited).

5Rate shown is the current yield as of September 30, 2016.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$338,493,399
Unrealized appreciation	6,949,044
Unrealized depreciation	(206,610)

Net unrealized appreciation	$6,742,434

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$335,736,383	$—	$335,736,383	$—
Mutual fund	9,499,450	9,499,450	—	—

Total assets	$345,235,833	$9,499,450	$335,736,383	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 96.7%
Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA	[2]	$200,000	$204,384
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,295,000	1,406,072
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,263,274
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	394,528
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	449,372
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	344,139
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	229,059
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,221,036
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2		675,000	704,032
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	521,110
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	283,743
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,455,261
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	340,479
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	364,398
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	414,756
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	510,790
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	283,937
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	557,520
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	405,169
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2017	AA	[2]	265,000	269,388
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	320,168
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	903,949
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2		640,000	667,616
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	321,278
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	326,417
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	644,844
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	473,580
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,086,520
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	314,430
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	567,625
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	310,935
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	263,000
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	220,973
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,731,897
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	667,008

1

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		$420,000	$425,468
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	361,969
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	517,480
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		475,000	489,772
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2		200,000	209,610
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	516,950
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3		450,000	461,740
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	604,384
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa		335,000	349,824
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1		750,000	961,567
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1		835,000	873,953
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,124,570
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1		250,000	304,740
Metropolitan Transportation Authority, Transit Impt., Prerefunded, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	700,000	783,461
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2		1,000,000	1,049,440
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	218,446
Metropolitan Transportation Authority, Transit Impt., Series A-2, Revenue Bond	5.000%	11/15/2017	A1		340,000	355,861
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	706,108
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	562,285
Metropolitan Transportation Authority, Transit Impt., Series G, Revenue Bond	5.000%	11/15/2018	A1		1,000,000	1,086,320
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1		1,000,000	1,191,620
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	1.200%	11/15/2044	A1		600,000	599,316
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	A1		300,000	335,229
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	505,309
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	532,765
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	748,738

2

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[3]	$350,000	$380,604
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2017	Aa3		500,000	521,085
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	541,275
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		500,000	609,240
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2		500,000	530,065
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,661,001
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	383,400
New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2		1,250,000	1,615,200
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,073,190
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,110,960
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2		2,000,000	2,477,520
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2021	WR	[3]	275,000	281,737
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2024	WR	[3]	285,000	291,948
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1		1,000,000	1,045,020
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1		1,000,000	1,059,440
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1		475,000	604,941
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1		2,000,000	2,503,440
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2023	Aa1		2,500,000	3,118,550
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1		750,000	963,262
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR	[3]	315,000	337,094

3

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1		$1,250,000	$1,296,550
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1		950,000	1,017,136
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa1		500,000	555,250
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1		700,000	777,406
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1		3,000,000	3,869,580
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	Aa1		1,590,000	1,701,395
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa1		450,000	463,482
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1		175,000	187,367
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,700,000	3,343,761
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2		4,865,000	6,140,506
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	495,899
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,072,260
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	234,995
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1		500,000	523,960
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	831,675
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1		850,000	901,697
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1		3,000,000	3,111,360
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1		300,000	307,326
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	541,885
New York State Dormitory Authority, School Impt., Series A, Revenue Bond, AGM	3.000%	10/1/2017	A2		750,000	766,065
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A	[2]	1,000,000	1,108,430
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	250,000	265,347

4

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	$1,265,000	$1,391,753
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2		2,750,000	2,863,712
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	540,595
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		500,000	509,650
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		225,000	250,252
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,178,970
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,438,100
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa		1,000,000	1,267,540
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa		1,000,000	1,247,490
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	225,000	239,123
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	100,000	108,172
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	250,000	270,638
New York State Thruway Authority, Highway Impt., Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,152,109
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		470,000	479,203
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	625,356
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	619,984
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	560,480
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1		1,285,000	1,505,378
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2025	Aa1		1,170,000	1,481,501
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1		1,050,000	1,360,474
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1		2,000,000	2,577,200
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,646,538

5

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		$1,000,000	$1,177,570
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	639,467
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	517,110
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	371,830
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	444,340
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	519,980
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	417,064
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	9/15/2017	Aa3		195,000	198,830
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3		200,000	208,188
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,472,058
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	286,470
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,219,500
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,249,470
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2		715,000	706,592
Orange County, Public Impt., G.O. Bond, AGM	2.000%	8/15/2017	Aa3		260,000	262,839
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3		550,000	568,046
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		520,000	643,318
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	399,455
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		800,000	1,009,664
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	434,968
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	959,830
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	3,170,950
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	216,012
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa2		300,000	307,233
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	307,569
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	953,920
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	115,615
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,776,938
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	250,866
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	235,240
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	529,720

6

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		$95,000	$95,938
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	727,033
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA	[2]	1,225,000	1,449,004
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA	[2]	200,000	228,706
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2018	AA	[2]	2,000,000	2,139,340
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2019	AA	[2]	775,000	859,560
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA	[2]	200,000	213,934
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2		500,000	526,195
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,113,310
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,043,065
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	571,732
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	371,574
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	364,926
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3		530,000	565,802
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	966,033
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,206,430
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	436,569
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	331,748
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	337,187
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1		430,000	445,153
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		350,000	366,247
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	266,110
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	920,253
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,221,110
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,225,070
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	542,715
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	557,864

7

Investment Portfolio - September 30, 2016

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	$580,000	$596,942
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	588,080
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	546,820
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	321,096
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	397,252
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[3]	5,000	5,116
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	419,459
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	517,582
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	434,843
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2		500,000	505,315
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2		350,000	387,450

TOTAL MUNICIPAL BONDS (Identified Cost $157,657,755)						161,639,349

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management (Identified Cost $2,295,791)	0.30%[5]				2,295,791	2,295,791

TOTAL INVESTMENTS - 98.1% (Identified Cost $159,953,546)						163,935,140
OTHER ASSETS, LESS LIABILITIES - 1.9%						3,113,906

NET ASSETS - 100%						$167,049,046

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2016, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of September 30, 2016.

5Rate shown is the current yield as of September 30, 2016.

8

Investment Portfolio - September 30, 2016

(unaudited)

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$159,953,546
Unrealized appreciation	4,038,760
Unrealized depreciation	(57,166)

Net unrealized appreciation	$3,981,594

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$161,639,349	$—	$161,639,349	$—
Mutual fund	2,295,791	2,295,791	—	—

Total assets	$163,935,140	$2,295,791	$161,639,349	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 39.9%
Non-Convertible Corporate Bonds - 39.9%
Consumer Discretionary - 3.4%
Auto Components - 0.6%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	$1,175,000	$1,287,981

Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,765,000	1,879,473

Internet & Direct Marketing Retail - 1.0%
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	2,050,000	2,149,376

Media - 0.5%
Comcast Corp., 3.20%, 7/15/2036	A3	1,070,000	1,046,565

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	1,090,000	1,125,336

Total Consumer Discretionary			7,488,731

Consumer Staples - 2.7%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	940,000	1,069,344
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	710,000	1,146,114
PepsiCo, Inc., 3.10%, 7/17/2022	A1	1,020,000	1,091,296

			3,306,754

Food & Staples Retailing - 1.2%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,540,000	1,648,399
The Kroger Co., 2.60%, 2/1/2021	Baa1	1,065,000	1,095,202

			2,743,601

Total Consumer Staples			6,050,355

Energy - 6.6%
Energy Equipment & Services - 1.4%
Ensco plc, 5.20%, 3/15/2025	B1	1,135,000	830,081
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022	A3	2,100,000	2,251,112

			3,081,193

Oil, Gas & Consumable Fuels - 5.2%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2	2,100,000	2,230,910
Chevron Corp., 1.79%, 11/16/2018	Aa2	1,080,000	1,091,182
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	1,070,000	1,162,193
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2	1,110,000	1,137,971
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	2,260,000	2,337,195
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	Baa3	1,070,000	1,179,714
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3	1,140,000	1,105,572
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	A3	1,070,000	1,142,546

			11,387,283

Total Energy			14,468,476

1

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials - 12.8%
Banks - 6.4%
Bank of America Corp., 5.70%, 5/2/2017	Baa3		$1,050,000	$1,074,607
Bank of America Corp., 4.00%, 1/22/2025	Baa3		1,635,000	1,694,493
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3		860,000	1,099,074
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		2,205,000	2,275,575
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		1,050,000	1,081,123
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Baa1		960,000	1,077,002
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		1,980,000	2,179,455
Lloyds Banking Group plc (United Kingdom)[2], 4.582%, 12/10/2025	Baa2		2,178,000	2,222,361
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		650,000	712,484
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		740,000	744,448

				14,160,622

Capital Markets - 3.5%
The Goldman Sachs Group, Inc.[3], 2.429%, 11/29/2023	A3		2,175,000	2,211,984
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2		1,070,000	1,126,063
Morgan Stanley, 2.125%, 4/25/2018	A3		1,620,000	1,633,616
Morgan Stanley, 5.00%, 11/24/2025	Baa2		1,510,000	1,684,707
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3		1,060,000	1,104,531

				7,760,901

Insurance - 2.9%
American International Group, Inc., 4.125%, 2/15/2024	Baa1		1,570,000	1,691,705
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		3,080,000	3,441,185
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	Baa2		1,020,000	1,125,315

				6,258,205

Total Financials				28,179,728

Health Care - 0.5%
Biotechnology - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2		1,080,000	1,084,412

Industrials - 4.0%
Airlines - 0.9%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[5]	691,234	751,717
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		765,000	789,194
Southwest Airlines Co., 2.65%, 11/5/2020	Baa1		400,000	410,502

				1,951,413

Construction & Engineering - 0.5%
Fluor Corp., 3.50%, 12/15/2024	A3		1,050,000	1,118,057

Industrial Conglomerates - 1.6%
General Electric Co.[3], 1.158%, 5/5/2026	A1		1,270,000	1,235,943

2

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	A1		$2,090,000	$2,188,270

				3,424,213

Trading Companies & Distributors - 1.0%
Air Lease Corp., 3.375%, 6/1/2021	BBB	[5]	2,180,000	2,261,401

Total Industrials				8,755,084

Information Technology - 3.5%
Internet Software & Services - 0.7%
eBay, Inc., 2.50%, 3/9/2018	Baa1		1,610,000	1,632,769

IT Services - 1.3%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		1,060,000	1,093,217
Visa, Inc., 2.80%, 12/14/2022	A1		1,570,000	1,645,881

				2,739,098

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp., 2.45%, 7/29/2020	A1		1,060,000	1,096,808
QUALCOMM, Inc., 3.00%, 5/20/2022	A1		1,050,000	1,101,675

				2,198,483

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.[2], 2.45%, 10/5/2017	Baa2		1,085,000	1,093,691

Total Information Technology				7,664,041

Materials - 1.8%
Chemicals - 1.0%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2		915,000	1,073,154
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2		1,060,000	1,109,375

				2,182,529

Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd. (Australia), 3.85%, 9/30/2023	A3		1,000,000	1,094,756

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	Baa3		735,000	776,957

Total Materials				4,054,242

Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
American Tower Corp., 3.30%, 2/15/2021	Baa3		2,125,000	2,221,441
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2		745,000	825,646
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2		250,000	273,236
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2		400,000	412,400
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa		450,000	448,245

3

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc., 4.95%, 1/15/2021	Baa1		$1,000,000	$1,107,501

Total Real Estate				5,288,469

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc., 5.20%, 3/15/2020	Baa1		1,960,000	2,173,211
Verizon Communications, Inc., 4.15%, 3/15/2024	Baa1		2,020,000	2,229,690

				4,402,901

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3		465,000	466,559

Total Telecommunication Services				4,869,460

TOTAL CORPORATE BONDS (Identified Cost $85,364,594)				87,902,998

ASSET-BACKED SECURITIES - 2.0%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	WR	[6]	131,198	127,918
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR	[6]	323,456	321,182
Colony American Homes, Series 2015-1A, Class A2,3, 1.731%, 7/17/2032	Aaa		572,885	573,959
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA	[5]	572,537	573,855
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	AAA	[5]	425,000	425,500
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR	[6]	67,744	68,881
FNA Trust, Series 2014-1A, Class A2, 1.296%, 12/10/2022	WR	[6]	78,832	78,044
Home Partners of America Trust, Series 2016-1, Class A2,3, 2.181%, 3/17/2033	Aaa		358,235	360,559
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, 1.831%, 8/17/2032	Aaa		592,152	595,092
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa		390,000	388,950
SpringCastle America Funding LLC, Series 2014-AA, Class A2, 2.70%, 5/25/2023	WR	[6]	147,212	147,690
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, 1.744%, 11/15/2027	AAA	[5]	410,000	406,745
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR	[6]	234,339	233,744

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,297,627)				4,302,119

4

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA	[5]	$49,445	$51,676
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		150,740	150,712
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/13/2035	AAA	[5]	400,000	406,289
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR	[6]	400,000	419,464
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.297%, 12/15/2039	Aaa		142,584	142,806
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,3], 2.50%, 5/25/2043	AAA	[5]	325,113	323,488
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,3], 2.13%, 2/25/2043	AAA	[5]	263,002	257,352
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.38%, 4/25/2021	Aaa		7,548,780	354,404
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.542%, 10/25/2021	Aaa		1,179,299	76,204
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.483%, 6/25/2022	Aaa		9,530,904	666,355
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.217%, 4/25/2023	Aaa		14,205,479	173,244
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.231%, 5/25/2023	Aaa		8,368,936	60,456
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.689%, 10/25/2018	Aaa		1,592,356	42,957
FREMF Mortgage Trust, Series 2011-K15, Class B2,3, 4.948%, 8/25/2044	WR	[6]	170,000	187,824
FREMF Mortgage Trust, Series 2011-K701, Class B2,3, 4.286%, 7/25/2048	AA	[5]	160,000	163,172
FREMF Mortgage Trust, Series 2013-K712, Class B2,3, 3.484%, 5/25/2045	AA	[5]	360,000	369,626
FREMF Mortgage Trust, Series 2015-K42, Class B2,3, 3.853%, 12/25/2024	A3		380,000	393,984
FREMF Mortgage Trust, Series 2015-K43, Class B2,3, 3.735%, 2/25/2048	WR	[6]	400,000	410,777
FREMF Mortgage Trust, Series 2015-K720, Class B2,3, 3.389%, 7/25/2022	Baa2		340,000	335,013
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,3], 3.382%, 12/15/2034	AA	[5]	400,000	413,117
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,3], 3.382%, 12/15/2034	BBB	[5]	220,000	221,181
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[5]	200,000	213,630
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,3], 3.00%, 3/25/2043	WR	[6]	192,592	195,371
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,3], 3.50%, 5/25/2043	AAA	[5]	222,179	229,712

5

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,3], 3.00%, 6/25/2029	AAA	[5]	$259,824	$267,578
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa		269,365	270,681
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	WR	[6]	350,000	350,819
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,3], 3.75%, 11/25/2054	AAA	[5]	253,483	262,386
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,3], 3.75%, 8/25/2055	Aaa		489,537	510,081
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[5]	100,000	108,995
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		617,247	633,998
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa		1,611,357	1,668,983
SCG Trust, Series 2013-SRP1, Class AJ2,3, 2.474%, 11/15/2026	AAA	[5]	450,000	438,230
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[6]	15,249	15,224
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[5]	194,049	197,918
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		265,961	271,036
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	845,335
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[5]	245,000	263,796
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa		28,876	28,868
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	300,123
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,3], 4.869%, 2/15/2044	Aaa		810,000	901,281
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,3], 3.50%, 1/20/2045	WR	[6]	247,910	254,742
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,3], 3.50%, 3/20/2045	Aaa		250,819	256,079

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,603,928)				14,104,967

FOREIGN GOVERNMENT BONDS - 2.3%
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		2,500,000	2,586,820
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		500,000	498,335
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1		2,000,000	1,994,404

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $4,991,521)				5,079,559

6

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. TREASURY SECURITIES - 23.6%
U.S. Treasury Bonds - 1.6%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $3,098,795)	$3,381,375	$3,483,928

U.S. Treasury Notes - 22.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	6,446,377	6,463,917
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4,292,019	4,375,747
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	4,483,051	4,553,758
U.S. Treasury Note, 0.75%, 4/15/2018	10,447,000	10,448,630
U.S. Treasury Note, 1.375%, 4/30/2020	10,485,000	10,621,389
U.S. Treasury Note, 1.75%, 4/30/2022	11,748,000	12,047,210

Total U.S. Treasury Notes (Identified Cost $48,284,624)		48,510,651

TOTAL U.S. TREASURY SECURITIES (Identified Cost $51,383,419)		51,994,579

U.S. GOVERNMENT AGENCIES - 21.2%

Mortgage-Backed Securities - 15.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	244,003	260,483
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	17,512	18,516
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	23,964	25,794
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	168,152	179,534
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	29,967	32,313
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	288,307	307,107
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	19,274	20,945
Fannie Mae, Pool #AL5861, 4.50%, 1/1/2031	494,786	542,601
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	132,596	146,239
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	249,468	270,175
Fannie Mae, Pool #AS2547, 3.50%, 6/1/2034	500,315	531,963
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	235,344	255,284
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035	798,565	849,662
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	531,596	604,394
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	940,489	1,000,989
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	520,667	590,616
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	66,476	75,251
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	79,744	90,219
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	227,217	260,300
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	81,930	92,737
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	415,122	447,374
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	196,335	211,557
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	859,130	944,923
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	479,009	525,699
Fannie Mae, Pool #AT4961, 3.50%, 5/1/2043	439,369	466,689

7

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	$247,215	$266,179
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	1,056,445	1,157,596
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	636,576	697,313
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	519,698	576,248
Fannie Mae, Pool #AL8604, 3.50%, 4/1/2045	414,124	437,013
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	118,319	127,111
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	148,975	160,160
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	223,755	240,382
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	120,636	129,600
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/2046	346,011	371,721
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	869,851	955,039
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	192,987	203,660
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	418,188	449,295
Fannie Mae, Pool #AL8674, 5.658%, 1/1/2049	953,690	1,089,658
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	77,351	81,066
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	30,523	33,026
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	21,863	23,724
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	16,472	17,923
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	29,376	31,879
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	189,338	207,872
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	192,938	212,746
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	184,445	203,288
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	179,988	198,392
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	201,188	222,952
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	206,200	227,373
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	947,695	1,010,241
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	701,620	761,899
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	163,095	185,294
Freddie Mac, Pool #C91868, 3.50%, 4/1/2036	1,036,232	1,104,657
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	1,254,033	1,388,635
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	71,866	81,317
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	18,246	20,645
Freddie Mac, Pool #G08331, 4.50%, 2/1/2039	621,348	680,537
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	499,382	565,172
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	125,852	143,560
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	534,878	586,799
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	1,294,008	1,432,901
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	547,378	599,607
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	264,023	279,559
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	1,022,092	1,096,261
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,177,562	1,273,373
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	987,725	1,061,181
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	295,596	317,047

8

Investment Portfolio - September 30, 2016

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q38285, 4.00%, 1/1/2046	$521,986	$560,646
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	1,212,984	1,311,758
Freddie Mac, Pool #Q40264, 3.50%, 5/1/2046	832,586	878,496
Freddie Mac Gold, Pool #A93451, 4.50%, 8/1/2040	1,276,051	1,402,706

Total Mortgage-Backed Securities (Identified Cost $33,449,447)		33,814,871

Other Agencies - 5.8%
Fannie Mae, 2.625%, 9/6/2024	11,036,000	11,814,325
Freddie Mac, 2.375%, 1/13/2022	957,000	1,007,757

Total Other Agencies (Identified Cost $12,608,864)		12,822,082

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $46,058,311)		46,636,953

SHORT-TERM INVESTMENT - 4.1%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.20%, (Identified Cost $9,073,205)	9,073,205	9,073,205

TOTAL INVESTMENTS - 99.5% (Identified Cost $214,772,605)		219,094,380
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,125,164

NET ASSETS - 100%		$220,219,544

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $27,725,271 or 12.6%, of the Series’ net assets as of September 30, 2016.

3The coupon rate is floating and is the effective rate as of September 30, 2016.

4The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

5Credit ratings from S&P (unaudited).

6Credit rating has been withdrawn. As of September 30, 2016, there is no rating available (unaudited).

7Rate shown is the current yield as of September 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

9

Investment Portfolio - September 30, 2016

(unaudited)

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$214,834,980
Unrealized appreciation	4,660,814
Unrealized depreciation	(401,414)

Net unrealized appreciation	$4,259,400

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$98,631,532	$—	$98,631,532	$—
Corporate debt:
Consumer Discretionary	7,488,731	—	7,488,731	—
Consumer Staples	6,050,355	—	6,050,355	—
Energy	14,468,476	—	14,468,476	—
Financials	28,179,728	—	28,179,728	—
Health Care	1,084,412	—	1,084,412	—
Industrials	8,755,084	—	8,755,084	—
Information Technology	7,664,041	—	7,664,041	—
Materials	4,054,242	—	4,054,242	—
Real Estate	5,288,469	—	5,288,469	—
Telecommunication Services	4,869,460	—	4,869,460	—
Asset-backed securities	4,302,119	—	4,302,119	—
Commercial mortgage-backed securities	14,104,967	—	14,104,967	—
Foreign government bonds	5,079,559	—	5,079,559	—
Mutual fund	9,073,205	9,073,205	—	—

Total assets	$219,094,380	$9,073,205	$210,021,175	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

10

Investment Portfolio - September 30, 2016

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

LOAN ASSIGNMENTS - 1.3%
CHS - Community Health Systems, Inc., Term Loan G3, 3.75%, 12/31/2019	Ba3	3,405,476	$3,339,784
Mallinckrodt International Finance S.A., Term B1[3], 3.50%, 3/19/2021	Ba1	3,939,585	3,938,364
Transdigm, Inc., Term Loan D3, 3.75%, 6/4/2021	Ba2	4,477,099	4,473,383

TOTAL LOAN ASSIGNMENTS (Identified Cost $11,724,435)			11,751,531

CORPORATE BONDS - 54.9%
Non-Convertible Corporate Bonds - 54.9%
Consumer Discretionary - 5.6%
Auto Components - 1.1%
Dana Financing Luxembourg S.A.R.L.[4], 6.50%, 6/1/2026	B1	515,000	539,720
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3	9,000,000	9,010,800

			9,550,520

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], 1.698%, 11/4/2019	Baa2	9,000,000	9,037,242

Household Durables - 2.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B1	1,845,000	1,863,450
CalAtlantic Group, Inc., 8.375%, 5/15/2018	Ba2	2,274,000	2,490,030
Lennar Corp., 12.25%, 6/1/2017	Ba1	7,737,000	8,249,576
Meritage Homes Corp., 4.50%, 3/1/2018	Ba2	500,000	511,250
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	840,000	934,500
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	835,000	931,025
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,628,735
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	900,000	925,875
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,010,000	898,900

			23,433,341

Media - 0.9%
Cablevision Systems Corp., 8.625%, 9/15/2017	B3	1,025,000	1,073,687
DISH DBS Corp., 4.625%, 7/15/2017	Ba3	4,000,000	4,070,000
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	1,050,000	1,084,125
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	1,765,000	1,843,543

			8,071,355

Total Consumer Discretionary			50,092,458

Consumer Staples - 1.2%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	1,600,000	1,820,160
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	2,000,000	2,067,500
DS Services of America, Inc.[4], 10.00%, 9/1/2021	Ba2	2,885,000	3,216,775

			7,104,435

1

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	Ba3		1,670,000	$1,644,950

Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa3		1,095,000	761,025

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1		1,345,000	1,393,756

Total Consumer Staples				10,904,166

Energy - 7.0%
Energy Equipment & Services - 0.9%
Ensco plc, 5.20%, 3/15/2025	B1		3,900,000	2,852,261
McDermott International, Inc.[4], 8.00%, 5/1/2021	B2		1,070,000	1,012,488
Transocean, Inc., 3.75%, 10/15/2017	Caa1		3,615,000	3,633,075
Weatherford International Ltd., 7.75%, 6/15/2021	B2		745,000	737,550

				8,235,374

Oil, Gas & Consumable Fuels - 6.1%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3		230,000	227,700
Cheniere Corpus Christi Holdings, LLC[4], 7.00%, 6/30/2024	Ba3		1,065,000	1,150,200
Chevron Corp., 1.718%, 6/24/2018	Aa2		4,500,000	4,539,659
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	Baa2		3,500,000	3,520,839
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2		1,750,000	1,900,783
ConocoPhillips Co.[3], 1.717%, 5/15/2022	Baa2		7,000,000	6,880,174
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1		800,000	808,000
Hiland Partners Holdings LLC - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	BBB	[5]	3,400,000	3,523,250
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	Ba2		520,000	517,400
Holly Energy Partners LP - Holly Energy Finance Corp.[4], 6.00%, 8/1/2024	B1		500,000	517,500
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3		9,000,000	9,717,903
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	Baa3		6,500,000	7,166,484
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1		230,000	219,650
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	B1		1,090,000	1,027,325
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	Baa3		3,330,000	3,494,835
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3		4,500,000	4,364,100
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba2		1,325,000	1,399,531
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	B1		910,000	916,825
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3		2,000,000	2,005,298
WPX Energy, Inc., 6.00%, 1/15/2022	B3		465,000	464,128

				54,361,584

Total Energy				62,596,958

2

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials - 23.9%
Banks - 14.0%
Bank of America Corp.[3], 1.61%, 9/15/2026	Baa3		7,811,000	$6,982,308
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		9,035,000	9,129,777
Bank of Scotland plc (United Kingdom)[4], 5.25%, 2/21/2017	Aaa		8,000,000	8,124,240
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017	Baa3		8,250,000	8,626,695
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3		2,540,000	3,246,102
CIT Group, Inc., 5.00%, 5/15/2017	Ba3		4,500,000	4,584,375
CIT Group, Inc., 4.25%, 8/15/2017	Ba3		4,500,000	4,584,375
Citigroup, Inc.[3], 1.375%, 8/25/2036	Baa3		6,330,000	4,632,788
Cooperatieve Rabobank U.A. (Netherlands)[6,7], 8.40%	WR	[8]	2,980,000	3,099,200
HSBC Holdings plc (United Kingdom)[3], 2.485%, 5/25/2021	A1		9,000,000	9,175,500
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		3,200,000	3,294,851
JPMorgan Chase & Co.[3], 1.67%, 1/23/2020	A3		4,093,000	4,132,231
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	4,402,940
JPMorgan Chase & Co.[3], 2.322%, 3/1/2021	A3		8,780,000	8,997,665
Lloyds Bank plc (United Kingdom)[4,6,9], 12.00%	BB	[5]	1,015,000	1,390,550
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025	Baa2		7,516,000	7,669,086
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019	Aaa		9,000,000	9,098,613
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018	Aaa		9,000,000	9,021,186
Popular, Inc., 7.00%, 7/1/2019	B2		2,185,000	2,250,550
Royal Bank of Canada (Canada), 2.20%, 9/23/2019	Aaa		8,500,000	8,666,966
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		3,750,000	3,772,541

				124,882,539

Capital Markets - 3.7%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,322,014
The Goldman Sachs Group, Inc.[3], 2.429%, 11/29/2023	A3		8,305,000	8,446,218
Morgan Stanley[3], 1.874%, 1/27/2020	A3		8,750,000	8,841,210
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,491,344
UBS AG (Switzerland)[3], 1.692%, 6/1/2020	A1		8,000,000	7,995,216

				33,096,002

Consumer Finance - 2.3%
Ally Financial, Inc., 2.75%, 1/30/2017	Ba3		6,500,000	6,512,187
American Express Credit Corp.[3], 1.555%, 5/26/2020	A2		7,500,000	7,536,750
Navient Corp., 6.00%, 1/25/2017	Ba3		4,500,000	4,545,000
Navient Corp., 4.625%, 9/25/2017	Ba3		250,000	253,750
Navient Corp., 6.125%, 3/25/2024	Ba3		2,105,000	1,960,281

				20,807,968

Diversified Financial Services - 0.1%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B2		610,000	574,925

3

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	575,000	$560,625

			1,135,550

Insurance - 2.6%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	4,260,000	4,793,109
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	10,700,000	11,954,768
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	3,045,000	3,130,906
Prudential Financial, Inc.[10], 5.875%, 9/15/2042	Baa2	2,460,000	2,713,995

			22,592,778

Thrifts & Mortgage Finance - 1.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	9,005,000	9,072,538
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3	1,780,000	1,691,000

			10,763,538

Total Financials			213,278,375

Health Care - 1.4%
Biotechnology - 0.5%
AbbVie, Inc., 2.50%, 5/14/2020	Baa2	3,000,000	3,058,422
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	B3	1,745,000	1,666,475

			4,724,897

Health Care Providers & Services - 0.6%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	Ba2	2,019,000	2,190,615
HCA, Inc., 7.50%, 2/15/2022	B1	1,160,000	1,331,100
Tenet Healthcare Corp.[3], 4.35%, 6/15/2020	Ba3	930,000	934,743
Tenet Healthcare Corp., 8.125%, 4/1/2022	Caa1	910,000	910,000

			5,366,458

Pharmaceuticals - 0.3%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	Caa2	1,390,000	893,075
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	B1	1,390,000	1,330,925

			2,224,000

Total Health Care			12,315,355

Industrials - 6.0%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	B1	2,263,000	2,246,028

4

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,11], 10.00%, 2/15/2018	Caa3		964,181	$532,710

Airlines - 0.9%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,335,000	1,381,725
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[5]	2,557,165	2,780,917
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		3,715,000	3,832,491

				7,995,133

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	B3		965,000	948,112
Herc Rentals, Inc.[4], 7.50%, 6/1/2022	B3		750,000	776,250

				1,724,362

Industrial Conglomerates - 1.3%
General Electric Co.[3], 1.158%, 5/5/2026	A1		8,800,000	8,564,019
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.15%, 5/27/2020	A1		3,000,000	3,054,693

				11,618,712

Machinery - 0.7%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	Ba1		550,000	584,375
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1		2,491,000	2,498,473
CNH Industrial N.V. (United Kingdom), 4.50%, 8/15/2023	Ba2		925,000	932,862
Novelis Corp.[4], 6.25%, 8/15/2024	B2		790,000	838,388
Shape Technologies Group, Inc.[4], 7.625%, 2/1/2020	B2		915,000	935,588
Xerium Technologies, Inc.[4], 9.50%, 8/15/2021	B2		745,000	754,312

				6,543,998

Trading Companies & Distributors - 2.5%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 2.75%, 5/15/2017	Ba1		2,250,000	2,258,437
Air Lease Corp., 5.625%, 4/1/2017	BBB	[5]	5,595,000	5,690,406
Air Lease Corp., 3.375%, 6/1/2021	BBB	[5]	2,500,000	2,593,350
Aircastle Ltd., 6.75%, 4/15/2017	Ba1		8,500,000	8,670,000
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		850,000	915,875
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		1,795,000	1,821,925
International Lease Finance Corp., 6.25%, 5/15/2019	Ba1		590,000	639,412

				22,589,405

Total Industrials				53,250,348

Information Technology - 0.7%
Internet Software & Services - 0.1%
VeriSign, Inc., 5.25%, 4/1/2025	Ba1		585,000	614,250

5

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 0.1%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,000,000	$1,031,337

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	2,400,000	2,518,114

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.[4], 8.50%, 4/15/2024	B2	1,045,000	1,082,881
Western Digital Corp.[4], 10.50%, 4/1/2024	Ba2	825,000	957,000

			2,039,881

Total Information Technology			6,203,582

Materials - 2.0%
Chemicals - 0.8%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	B2	1,470,000	1,451,625
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	5,582,747

			7,034,372

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4], 7.25%, 5/15/2024	B3	330,000	351,450

Metals & Mining - 0.7%
Alcoa, Inc., 5.55%, 2/1/2017	Ba1	2,600,000	2,632,734
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	1,280,000	1,376,000
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B3	1,390,000	1,299,650
Techniplas LLC[4], 10.00%, 5/1/2020	Caa2	1,065,000	883,950

			6,192,334

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,768,504

Total Materials			17,346,660

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	4,103,116
American Tower Trust I4, 1.551%, 3/15/2018	Aaa	1,625,000	1,621,399
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	4,070,000	4,510,575
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	666,697
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	B2	1,030,000	1,091,800
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	Ba1	870,000	902,625
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	B2	1,400,000	1,372,000
Welltower, Inc., 4.95%, 1/15/2021	Baa1	3,450,000	3,820,879

			18,089,091

6

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.3%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	Caa1		735,000	$800,231
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B1		1,365,000	1,385,475

				2,185,706

Total Real Estate				20,274,797

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.[3], 1.768%, 6/30/2020	Baa1		8,000,000	8,069,160
AT&T, Inc., 4.45%, 4/1/2024	Baa1		3,620,000	3,978,930
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3		1,280,000	1,366,400
Frontier Communications Corp., 11.00%, 9/15/2025	Ba3		2,145,000	2,238,844
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba2		2,395,000	2,275,250
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2		1,550,000	1,584,875
Qwest Corp., 6.50%, 6/1/2017	Ba1		8,500,000	8,754,992
Verizon Communications, Inc., 4.15%, 3/15/2024	Baa1		4,500,000	4,967,132

				33,235,583

Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	B1		1,780,000	1,826,725
Hughes Satellite Systems Corp.[4], 6.625%, 8/1/2026	B3		1,395,000	1,346,175
SBA Tower Trust[4], 2.933%, 12/15/2017	A2		1,515,000	1,523,413
SBA Tower Trust[4], 3.598%, 4/15/2018	Baa3		1,640,000	1,645,499

				6,341,812

Total Telecommunication Services				39,577,395

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	B2		2,140,000	2,150,700
Terraform Global Operating LLC[4], 13.75%, 8/15/2022	Caa1		1,370,000	1,411,100

Total Utilities				3,561,800

TOTAL CORPORATE BONDS (Identified Cost $483,288,189)				489,401,894

ASSET-BACKED SECURITIES - 7.2%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	WR	[8]	655,992	639,592
BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 5/25/2019	Aaa		3,000,000	2,998,424
Carmax Auto Owner Trust, Series 2016-3, Class A2, 1.17%, 8/15/2019	AAA	[5]	4,745,000	4,749,040
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[8]	944,493	937,851

7

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2[4], 1.47%, 4/15/2019	Aaa		3,000,000	$3,006,853
Colony American Homes, Series 2015-1A, Class A3,4, 1.731%, 7/17/2032	Aaa		1,843,197	1,846,651
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	AAA	[5]	2,132,208	2,137,120
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA	[5]	1,830,000	1,832,153
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[8]	339,965	345,672
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	WR	[8]	394,159	390,218
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A4[4], 1.26%, 9/17/2018	AAA	[5]	1,645,000	1,646,063
Illinois Student Assistance Commission, Series 2010-1, Class A2[3], 1.765%, 4/25/2022	AAA	[5]	1,223,411	1,224,121
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.831%, 8/17/2032	Aaa		1,801,130	1,810,072
Mercedes Benz Auto Lease Trust, Series 2015-A, Class A4, 1.21%, 10/15/2020	Aaa		2,800,000	2,802,757
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], 1.275%, 6/25/2065	Aaa		1,648,880	1,653,640
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	Aaa		1,900,000	1,894,882
Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.22%, 8/15/2018	Aaa		3,000,000	3,003,532
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A1, 0.63%, 5/15/2017	Aaa		1,802,022	1,802,022
SLM Student Loan Trust, Series 2008-6, Class A3[3], 1.465%, 1/25/2019	Aaa		2,186,811	2,187,466
SLM Student Loan Trust, Series 2008-7, Class A3[3], 1.365%, 4/25/2019	Aaa		1,983,217	1,977,434
SLM Student Loan Trust, Series 2012-5, Class A2[3], 0.825%, 6/25/2019	Aaa		2,732,815	2,721,564
SLM Student Loan Trust, Series 2012-7, Class A2[3], 0.805%, 9/25/2019	Aaa		2,210,220	2,201,467
SLM Student Loan Trust, Series 2013-1, Class A2[3], 0.775%, 9/25/2019	Aaa		1,140,249	1,136,054
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	WR	[8]	736,059	738,448
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.744%, 11/15/2027	AAA	[5]	2,005,000	1,989,080
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR	[8]	973,409	970,935
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A, 1.02%, 10/15/2018	Aaa		3,300,000	3,301,141
Toyota Auto Receivables Owner Trust, Series 2016-C, Class A2A, 1.00%, 1/15/2019	Aaa		1,155,000	1,154,685
Wheels SPV 2 LLC, Series 2016-1A, Class A1[4], 0.85%, 8/20/2017	AAA	[5]	4,048,062	4,048,085
Wheels SPV 2 LLC, Series 2016-1A, Class A2[4], 1.59%, 5/20/2025	AAA	[5]	500,000	501,551
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A4, 1.37%, 1/15/2020	Aaa		3,240,000	3,244,107

8

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A, 1.20%, 2/15/2019	Aaa		3,300,000	$3,302,519

TOTAL ASSET-BACKED SECURITIES (Identified Cost $64,164,792)				64,195,199

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AAA	[5]	215,087	224,791
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		602,960	602,847
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[5]	916,172	896,489
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		728,341	728,254
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.548%, 11/25/2019	Aaa		7,208,784	273,519
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.578%, 8/25/2020	Aaa		10,398,661	421,317
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.38%, 4/25/2021	Aaa		7,637,035	358,548
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.542%, 10/25/2021	Aaa		4,970,896	321,209
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.521%, 12/25/2021	Aaa		35,587,307	2,083,441
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.483%, 6/25/2022	Aaa		17,804,345	1,244,795
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.217%, 4/25/2023	Aaa		59,877,910	730,247
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.231%, 5/25/2023	Aaa		35,276,135	254,828
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.689%, 10/25/2018	Aaa		7,819,931	210,961
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		1,480,000	1,493,388
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	AA	[5]	950,000	968,831
FREMF Mortgage Trust, Series 2011-K702, Class B3,4, 4.931%, 4/25/2044	A3		230,000	238,894
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[8]	92,904,836	480,569
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.484%, 5/25/2045	AA	[5]	1,300,000	1,334,760
FREMF Mortgage Trust, Series 2014-K716, Class B3,4, 4.084%, 8/25/2047	A2		2,550,000	2,678,611
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.853%, 12/25/2024	A3		1,900,000	1,969,921

9

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.735%, 2/25/2048	WR	[8]	1,500,000	$1,540,415
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2034	AA	[5]	2,000,000	2,065,585
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.382%, 12/15/2034	BBB	[5]	1,150,000	1,156,172
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[5]	750,000	801,113
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[4], 4.106%, 7/15/2046	AAA	[5]	3,741,085	3,888,099
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[8]	670,896	680,579
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[5]	817,742	845,468
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[5]	1,169,208	1,204,101
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa		1,163,168	1,168,848
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030	WR	[8]	1,900,000	1,904,447
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[5]	1,260,391	1,304,660
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,4], 3.75%, 8/25/2055	Aaa		1,794,967	1,870,298
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[5]	420,000	457,778
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.474%, 11/15/2026	AAA	[5]	2,000,000	1,947,690
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[8]	67,007	66,897
Sequoia Mortgage Trust, Series 2013-2, Class A3, 1.874%, 2/25/2043	AAA	[5]	889,910	871,027
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[5]	713,823	728,054
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		983,709	1,002,480
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[5]	1,195,000	1,286,678
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa		34,203	34,193
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,473,332
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa		1,550,000	1,724,674
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR	[8]	1,239,552	1,273,711
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045	Aaa		1,254,097	1,280,395

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $46,555,606)				48,092,914

10

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS - 3.2%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2			1,300,000	$1,543,750
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			2,600,000	2,593,500
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	2,911,674
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			500,000	498,336
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[8]	KRW	5,000,000,000	4,574,054
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	64,000,000	3,302,730
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	1,945,998
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	6,711,195
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			4,500,000	4,487,409

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $33,852,971)					28,568,646

U.S. TREASURY SECURITIES - 12.2%
U.S. Treasury Notes - 12.2%
U.S. Treasury Floating Rate Note[3], 0.582%, 1/31/2018				18,000,000	18,043,812
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017				17,640,842	17,688,842
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018				17,531,114	17,722,062
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020				18,342,839	18,700,671
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023				17,827,947	18,109,129
U.S. Treasury Inflation Indexed Note, 0.25%, 1/15/2025				18,288,180	18,627,097

TOTAL U.S. TREASURY SECURITIES (Identified Cost $107,284,035)					108,891,613

U.S. GOVERNMENT AGENCIES - 8.7%
Mortgage-Backed Securities - 8.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021				591,815	631,786
Fannie Mae, Pool #995233, 5.50%, 10/1/2021				45,830	48,456
Fannie Mae, Pool #888017, 6.00%, 11/1/2021				58,244	62,692
Fannie Mae, Pool #995329, 5.50%, 12/1/2021				408,820	436,493
Fannie Mae, Pool #888136, 6.00%, 12/1/2021				72,577	78,258
Fannie Mae, Pool #888810, 5.50%, 11/1/2022				699,462	745,074
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024				46,814	50,873
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029				135,759	149,289
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034				513,533	566,372
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034				1,078,781	1,168,324
Fannie Mae, Pool #918516, 5.50%, 6/1/2037				234,039	264,829
Fannie Mae, Pool #933731, 5.50%, 4/1/2038				257,456	291,441
Fannie Mae, Pool #889624, 5.50%, 5/1/2038				308,839	349,411
Fannie Mae, Pool #995876, 6.00%, 11/1/2038				800,229	916,742
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039				317,308	359,160
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039				1,294,204	1,392,452
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041				2,879,450	3,157,701

11

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	1,875,515	$2,072,565
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	1,721,523	1,894,219
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	3,851,542	4,137,727
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	5,401,160	5,802,489
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	188,038	197,067
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	74,072	80,137
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	53,106	57,625
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	40,045	43,572
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	71,205	77,273
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	31,156	33,704
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	326,031	357,881
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	862,538	946,970
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	853,977	941,651
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	250,319	275,890
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	4,172,569	4,440,153
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,205,913	1,308,517
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,725,460	1,872,562
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	825,605	937,978
Freddie Mac, Pool #C91872, 3.50%, 4/1/2036	4,587,563	4,891,098
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	356,149	403,885
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	386,935	438,042
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	278,328	314,934
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	30,448	34,451
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	241,990	276,040
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	4,915,188	5,400,056
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	938,678	1,063,241
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	4,690,109	5,149,355
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	4,952,965	5,457,160
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	6,829,557	7,325,151
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	7,038,791	7,426,611

Total Mortgage-Backed Securities (Identified Cost $73,644,468)		74,327,357

Other Agencies - 0.3%
Fannie Mae, 2.625%, 9/6/2024	1,269,000	1,358,497
Freddie Mac, 2.375%, 1/13/2022	1,294,000	1,362,631

Total Other Agencies (Identified Cost $2,723,441)		2,721,128

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $76,367,909)		77,048,485

12

Investment Portfolio - September 30, 2016

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 5.3%
Dreyfus Cash Management, Inc. - Institutional Shares[12], 0.20%, (Identified Cost $47,572,755)	47,572,755	$47,572,755

TOTAL INVESTMENTS - 98.2% (Identified Cost $870,810,692)		875,523,037
OTHER ASSETS, LESS LIABILITIES - 1.8%		16,495,197

NET ASSETS - 100%		$892,018,234

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2016:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION
95	Euro-Bund	Eurex	December 2016	17,683,304	$93,789

Total					93,789

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2016:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION/ (DEPRECIATION)
99	Euro-OAT	Eurex	December 2016	17,807,300	$(76,866)
17	Fed Fund 30 Day	CBOT	January 2017	7,045,293	(2,506)
43	Fed Fund 30 Day	CBOT	May 2017	17,810,591	20,538
140	U.S. Treasury Notes (10 Year)	CBOT	December 2016	18,357,500	(4,657)
133	U.S. Treasury Notes (5 Year)	CBOT	December 2016	16,161,578	(17,918)
65	U.S. Treasury Notes (2 Year)	CBOT	December 2016	14,200,469	(4,183)
122	U.S. Ultra Treasury Bonds (10 Year)	CBOT	December 2016	17,587,063	7,380

Total					(78,212)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of September 30, 2016.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $185,089,698 or 20.7%, of the Series’ net assets as of September 30, 2016.

5Credit ratings from S&P (unaudited).

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

8Credit rating has been withdrawn. As of September 30, 2016, there is no rating available (unaudited).

9The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

11Represents a Payment-In-Kind bond.

12Rate shown is the current yield as of September 30, 2016.

13

Investment Portfolio - September 30, 2016

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$870,814,145
Unrealized appreciation	14,625,262
Unrealized depreciation	(9,916,370)

Net unrealized appreciation	$4,708,892

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$11,751,531	$—	$11,751,531	$—
U.S. Treasury and other U.S.
Government agencies	185,940,098	—	185,940,098	—
Corporate debt:
Consumer Discretionary	50,092,458	—	50,092,458	—
Consumer Staples	10,904,166	—	10,904,166	—
Energy	62,596,958	—	62,596,958	—
Financials	213,278,375	—	213,278,375	—
Health Care	12,315,355	—	12,315,355	—
Industrials	53,250,348	—	53,250,348	—
Information Technology	6,203,582	—	6,203,582	—
Materials	17,346,660	—	17,346,660	—
Real Estate	20,274,797	—	20,274,797	—
Telecommunication Services	39,577,395	—	39,577,395	—
Utilities	3,561,800	—	3,561,800	—
Asset-backed securities	64,195,199	—	64,195,199	—
Commercial mortgage-backed securities	48,092,914	—	48,092,914	—

14

Investment Portfolio - September 30, 2016

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign government bonds	$28,568,646	$—	$28,568,646	$—
Mutual fund	47,572,755	47,572,755	—	—

Other financial instruments*:
Interest rate contracts	121,707	121,707	—	—

Total assets	875,644,744	47,694,462	827,950,282	—

Liabilities:
Other financial instruments*:
Interest rate contracts	(106,130)	(106,130)	—	—

Total liabilities	(106,130)	(106,130)	—	—

Total	$875,538,614	$47,588,332	$827,950,282	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - September 30, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

LOAN ASSIGNMENTS - 2.5%
CHS - Community Health Systems, Inc., Term Loan G2, 3.75%, 12/31/2019	Ba3	$1,485,000	$1,456,354
Transdigm, Inc., Term Loan D2, 3.75%, 6/4/2021	Ba2	1,989,822	1,988,170

TOTAL LOAN ASSIGNMENTS (Identified Cost $3,465,195)			3,444,524

CORPORATE BONDS - 88.6%
Non-Convertible Corporate Bonds - 88.6%
Consumer Discretionary - 9.7%
Auto Components - 0.6%
Dana Financing Luxembourg S.A.R.L.[3], 6.50%, 6/1/2026	B1	855,000	896,040

Household Durables - 5.8%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	2,575,000	2,600,750
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	1,170,000	1,301,625
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	1,160,000	1,293,400
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	1,260,000	1,296,225
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	1,545,000	1,375,050

			7,867,050

Media - 3.3%
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	1,855,000	1,915,288
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	2,465,000	2,574,692

			4,489,980

Total Consumer Discretionary			13,253,070

Consumer Staples - 4.4%
Food & Staples Retailing - 1.9%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3	2,645,000	2,605,325

Food Products - 1.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa3	2,185,000	1,518,575

Household Products - 1.4%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	1,875,000	1,942,969

Total Consumer Staples			6,066,869

Energy - 9.9%
Energy Equipment & Services - 1.8%
McDermott International, Inc.[3], 8.00%, 5/1/2021	B2	1,385,000	1,310,556
Weatherford International Ltd., 7.75%, 6/15/2021	B2	1,145,000	1,133,550

			2,444,106

Oil, Gas & Consumable Fuels - 8.1%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3	325,000	321,750
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	Ba3	1,730,000	1,868,400

1

Investment Portfolio - September 30, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1		$1,155,000	$1,166,550
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2		880,000	875,600
Holly Energy Partners LP - Holly Energy Finance Corp.[3], 6.00%, 8/1/2024	B1		1,260,000	1,304,100
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1		325,000	310,375
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	B1		1,445,000	1,361,913
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba2		1,845,000	1,948,781
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	B1		1,260,000	1,269,450
WPX Energy, Inc., 6.00%, 1/15/2022	B3		645,000	643,791

				11,070,710

Total Energy				13,514,816

Financials - 11.5%
Banks - 4.7%
CIT Group, Inc., 5.00%, 5/15/2017	Ba3		1,500,000	1,528,125
Lloyds Bank plc (United Kingdom)[3,4,5], 12.00%	BB	[6]	1,420,000	1,945,400
Popular, Inc., 7.00%, 7/1/2019	B2		2,805,000	2,889,150

				6,362,675

Consumer Finance - 1.8%
Navient Corp., 6.125%, 3/25/2024	Ba3		2,695,000	2,509,719

Diversified Financial Services - 1.9%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B2		1,255,000	1,182,837
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		1,470,000	1,433,250

				2,616,087

Thrifts & Mortgage Finance - 3.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		1,625,000	1,637,188
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3		2,655,000	2,522,250

				4,159,438

Total Financials				15,647,919

Health Care - 7.2%
Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3		1,940,000	1,852,700

Health Care Providers & Services - 3.6%
HCA, Inc., 7.50%, 2/15/2022	B1		2,050,000	2,352,375
Tenet Healthcare Corp.[2], 4.35%, 6/15/2020	Ba3		1,295,000	1,301,604

2

Investment Portfolio - September 30, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 8.125%, 4/1/2022	Caa1	$1,270,000	$1,270,000

			4,923,979

Pharmaceuticals - 2.3%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2	1,940,000	1,246,450
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1	1,940,000	1,857,550

			3,104,000

Total Health Care			9,880,679

Industrials - 15.4%
Aerospace & Defense - 2.5%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1	3,489,000	3,462,832

Air Freight & Logistics - 0.6%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,7], 10.00%, 2/15/2018	Caa3	1,564,818	864,562

Airlines - 1.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,860,000	1,925,100

Commercial Services & Supplies - 2.0%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3	1,345,000	1,321,462
Herc Rentals, Inc.[3], 7.50%, 6/1/2022	B3	1,310,000	1,355,850

			2,677,312

Machinery - 4.9%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	Ba1	1,145,000	1,216,562
CNH Industrial N.V. (United Kingdom), 4.50%, 8/15/2023	Ba2	1,275,000	1,285,838
Novelis Corp.[3], 6.25%, 8/15/2024	B2	1,380,000	1,464,525
Shape Technologies Group, Inc.[3], 7.625%, 2/1/2020	B2	1,275,000	1,303,688
Xerium Technologies, Inc.[3], 9.50%, 8/15/2021	B2	1,320,000	1,336,500

			6,607,113

Trading Companies & Distributors - 4.0%
Aircastle Ltd., 5.50%, 2/15/2022	Ba1	1,185,000	1,276,837
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	2,880,000	2,923,200
International Lease Finance Corp., 6.25%, 5/15/2019	Ba1	1,170,000	1,267,988

			5,468,025

Total Industrials			21,004,944

Information Technology - 2.8%
Internet Software & Services - 0.6%
VeriSign, Inc., 5.25%, 4/1/2025	Ba1	745,000	782,250

3

Investment Portfolio - September 30, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Technology Hardware, Storage & Peripherals - 2.2%
Diebold, Inc.[3], 8.50%, 4/15/2024	B2	$1,620,000	$1,678,725
Western Digital Corp.[3], 10.50%, 4/1/2024	Ba2	1,145,000	1,328,200

			3,006,925

Total Information Technology			3,789,175

Materials - 6.1%
Chemicals - 1.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	1,940,000	1,915,750

Containers & Packaging - 1.0%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 7.25%, 5/15/2024	B3	1,215,000	1,293,975

Metals & Mining - 3.7%
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	1,785,000	1,918,875
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B3	1,940,000	1,813,900
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2	1,625,000	1,348,750

			5,081,525

Total Materials			8,291,250

Real Estate - 6.6%
Equity Real Estate Investment Trusts (REITS) - 3.7%
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	1,806,000	1,914,360
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	Ba1	1,215,000	1,260,562
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2	1,940,000	1,901,200

			5,076,122

Real Estate Management & Development - 2.9%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	Caa1	1,850,000	2,014,188
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B1	1,905,000	1,933,575

			3,947,763

Total Real Estate			9,023,885

Telecommunication Services - 11.2%
Diversified Telecommunication Services - 8.0%
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	1,785,000	1,905,488
Frontier Communications Corp., 11.00%, 9/15/2025	Ba3	2,995,000	3,126,031
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	3,345,000	3,177,750
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	2,615,000	2,673,838

			10,883,107

Wireless Telecommunication Services - 3.2%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	B1	2,485,000	2,550,231

4

Investment Portfolio - September 30, 2016

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Hughes Satellite Systems Corp.[3], 6.625%, 8/1/2026	B3	$1,950,000	$1,881,750

			4,431,981

Total Telecommunication Services			15,315,088

Utilities - 3.8%
Independent Power and Renewable Electricity Producers - 3.8%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	3,230,000	3,246,150
Terraform Global Operating LLC[3], 13.75%, 8/15/2022	Caa1	1,910,000	1,967,300

Total Utilities			5,213,450

Total Non-Convertible Corporate Bonds (Identified Cost $120,197,683)			121,001,145

SHORT-TERM INVESTMENT - 6.7%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.20%, (Identified Cost $9,060,974)		9,060,974	9,060,974

TOTAL INVESTMENTS - 97.8% (Identified Cost $132,723,852)			133,506,643
OTHER ASSETS, LESS LIABILITIES - 2.2%			3,055,162

NET ASSETS - 100%			$136,561,805

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of September 30, 2016.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $72,033,512 or 52.8% of the Series’ net assets as of September 30, 2016.

4Security is perpetual in nature and has no stated maturity date.

5The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

6Credit ratings from S&P (unaudited).

7Represents a Payment-In-Kind bond.

8Rate shown is the current yield as of September 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

5

Investment Portfolio - September 30, 2016

(unaudited)

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$132,796,836
Unrealized appreciation	3,596,540
Unrealized depreciation	(2,886,733)

Net unrealized appreciation	$709,807

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$3,444,524	$—	$3,444,524	$—
Corporate debt:
Consumer Discretionary	13,253,070	—	13,253,070	—
Consumer Staples	6,066,869	—	6,066,869	—
Energy	13,514,816	—	13,514,816	—
Financials	15,647,919	—	15,647,919	—
Health Care	9,880,679	—	9,880,679	—
Industrials	21,004,944	—	21,004,944	—
Information Technology	3,789,175	—	3,789,175	—
Materials	8,291,250	—	8,291,250	—
Real Estate	9,023,885	—	9,023,885	—
Telecommunication Services	15,315,088	—	15,315,088	—
Utilities	5,213,450	—	5,213,450	—
Mutual fund	9,060,974	9,060,974	—	—

Total assets	$133,506,643	$9,060,974	$124,445,669	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2016

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 95.0%
Consumer Discretionary - 12.1%
Diversified Consumer Services - 3.9%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$2,553,082
Kroton Educacional S.A. (Brazil)	456,780	2,092,776

		4,645,858

Media - 5.0%
Dish TV India Ltd. (India)*[1]	2,554,620	3,580,976
Global Mediacom Tbk PT (Indonesia)[1]	19,040,380	1,301,697
Surya Citra Media Tbk PT (Indonesia)[1]	5,377,700	1,157,426

		6,040,099

Specialty Retail - 1.5%
Mr Price Group Ltd. (South Africa)[1]	160,980	1,780,825

Textiles, Apparel & Luxury Goods - 1.7%
ANTA Sports Products Ltd. (China)[1]	745,000	2,037,026

Total Consumer Discretionary		14,503,808

Consumer Staples - 23.9%
Beverages - 6.2%
Ambev S.A. - ADR (Brazil)	476,690	2,903,042
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	2,906,553
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	17,710	1,630,028

		7,439,623

Food Products - 12.2%
Adecoagro S.A. (Argentina)*	258,040	2,944,236
BRF S.A. - ADR (Brazil)	144,890	2,471,823
Gruma S.A.B de C.V. - Class B (Mexico)	127,280	1,669,825
Sao Martinho S.A. (Brazil)	183,720	3,282,742
Tiger Brands Ltd. (South Africa)[1]	84,740	2,349,552
Universal Robina Corp. (Philippines)[1]	518,820	1,909,365

		14,627,543

Tobacco - 5.5%
Gudang Garam Tbk PT (Indonesia)[1]	733,140	3,488,587
KT&G Corp. (South Korea)[1]	26,580	3,026,915

		6,515,502

Total Consumer Staples		28,582,668

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cosan S.A. Industria e Comercio (Brazil)	169,390	1,959,458

Financials - 5.3%
Banks - 2.9%
ICICI Bank Ltd. - ADR (India)	321,530	2,401,829

1

Investment Portfolio - September 30, 2016

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
IDFC Bank Ltd. (India)[1]	880,050	$1,058,383

		3,460,212

Capital Markets - 1.7%
JSE Ltd. (South Africa)[1]	172,470	2,010,130

Diversified Financial Services - 0.7%
IDFC Ltd. (India)*[1]	880,050	890,415

Total Financials		6,360,757

Health Care - 19.1%
Biotechnology - 1.6%
China Biologic Products, Inc. (China)*	15,240	1,897,075

Health Care Equipment & Supplies - 4.6%
Ginko International Co. Ltd. (Taiwan)[1]	338,540	3,371,411
St. Shine Optical Co. Ltd. (Taiwan)[1]	91,880	2,146,216

		5,517,627

Health Care Providers & Services - 8.4%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	2,087,178
Fortis Healthcare Ltd. (India)*[1]	959,730	2,412,699
KPJ Healthcare Berhad (Malaysia)[1]	2,657,640	2,718,370
Siloam International Hospitals Tbk PT (Indonesia)*[1]	3,564,600	2,813,223

		10,031,470

Pharmaceuticals - 4.5%
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	1,890,980	1,968,049
Glenmark Pharmaceuticals Ltd. (India)[1]	131,640	1,830,251
Sun Pharmaceutical Industries Ltd. (India)[1]	141,770	1,584,813

		5,383,113

Total Health Care		22,829,285

Industrials - 7.0%
Aerospace & Defense - 4.1%
Korea Aerospace Industries Ltd. (South Korea)[1]	46,694	3,254,128
LIG Nex1 Co. Ltd. (South Korea)[1]	22,560	1,705,700

		4,959,828

Commercial Services & Supplies - 1.4%
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)[1]	30,610	1,612,038

Electrical Equipment - 1.5%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,775,109

Total Industrials		8,346,975

2

Investment Portfolio - September 30, 2016

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 17.7%
Internet Software & Services - 11.1%
Alibaba Group Holding Ltd. - ADR (China)*	40,870	$4,323,637
Baidu, Inc. - ADR (China)*	17,810	3,242,667
MiX Telematics Ltd. - ADR (South Africa)	254,040	1,623,316
Tencent Holdings Ltd. - Class H (China)[1]	144,900	4,028,515

		13,218,135

Semiconductors & Semiconductor Equipment - 2.5%
MediaTek, Inc. (Taiwan)[1]	396,000	3,040,455

Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	3,400	4,952,992

Total Information Technology		21,211,582

Materials - 2.0%
Chemicals - 2.0%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	2,394,369

Telecommunication Services - 6.3%
Diversified Telecommunication Services - 1.7%
Bharti Infratel Ltd. (India)[1]	375,991	2,068,877

Wireless Telecommunication Services - 4.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	308,320	3,527,181
China Mobile Ltd. - Class H (China)[1]	160,430	1,970,781

		5,497,962

Total Telecommunication Services		7,566,839

TOTAL COMMON STOCKS (Identified Cost $108,756,085)		113,755,741

MUTUAL FUND - 1.6%

iShares MSCI India ETF (Identified Cost $1,785,881)	64,780	1,905,180

SHORT-TERM INVESTMENT - 4.6%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.20%, (Identified Cost $5,478,766)	5,478,766	5,478,766

TOTAL INVESTMENTS - 101.2% (Identified Cost $116,020,732)		121,139,687
LIABILITIES, LESS OTHER ASSETS - (1.2%)		(1,409,149)

NET ASSETS - 100%		$119,730,538

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2016.

3

Investment Portfolio - September 30, 2016

(unaudited)

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

China 16.7%; India 15%; South Korea 12.2%; Brazil 10.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$116,020,732
Unrealized appreciation	13,842,873
Unrealized depreciation	(8,723,918)

Net unrealized appreciation	$5,118,955

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,503,808	$2,092,776	$12,411,032	$—
Consumer Staples	28,582,668	17,808,249	10,774,419	—
Energy	1,959,458	1,959,458	—	—
Financials	6,360,757	2,401,829	3,958,928	—
Health Care	22,829,285	3,865,124	18,964,161	—
Industrials	8,346,975	—	8,346,975	—
Information Technology	21,211,582	9,189,620	12,021,962	—
Materials	2,394,369	2,394,369	—	—
Telecommunication Services	7,566,839	3,527,181	4,039,658	—
Mutual funds	7,383,946	7,383,946	—	—

Total assets	$121,139,687	$50,622,552	$70,517,135	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

4

Investment Portfolio - September 30, 2016

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 23.9%
Non-Convertible Corporate Bonds - 23.9%
Consumer Discretionary - 1.3%
Auto Components - 0.3%
Dana Financing Luxembourg S.A.R.L.[3], 6.50%, 6/1/2026	B1	120,000	$125,760
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	430,000	471,347

			597,107

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	200,000	202,000
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	90,000	100,125
Meritage Homes Corp., 7.00%, 4/1/2022	Ba2	90,000	100,350
NVR, Inc., 3.95%, 9/15/2022	Baa2	640,000	681,508
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	B1	100,000	102,875
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	Caa1	115,000	102,350

			1,289,208

Media - 0.2%
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	150,000	154,875
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	200,000	208,900

			363,775

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	390,000	402,643

Total Consumer Discretionary			2,652,733

Consumer Staples - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	340,000	386,784
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	260,000	419,704
PepsiCo, Inc., 3.10%, 7/17/2022	A1	370,000	395,862

			1,202,350

Food & Staples Retailing - 0.6%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3	215,000	211,775
CVS Health Corp., 3.50%, 7/20/2022	Baa1	560,000	599,418
The Kroger Co., 2.60%, 2/1/2021	Baa1	380,000	390,776

			1,201,969

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa3	380,000	264,100

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	145,000	150,256

Total Consumer Staples			2,818,675

Energy - 2.9%
Energy Equipment & Services - 0.7%
Ensco plc, 5.20%, 3/15/2025	B1	540,000	394,928

1

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
McDermott International, Inc.[3], 8.00%, 5/1/2021	B2			120,000	$113,550
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	A3			760,000	814,688
Weatherford International Ltd., 7.75%, 6/15/2021	B2			90,000	89,100

					1,412,266

Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2			760,000	807,377
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	B3			25,000	24,750
Cheniere Corpus Christi Holdings, LLC[3], 7.00%, 6/30/2024	Ba3			140,000	151,200
Chevron Corp., 1.79%, 11/16/2018	Aa2			390,000	394,038
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2			390,000	423,603
ConocoPhillips Co., 3.35%, 5/15/2025	Baa2			400,000	410,080
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1			90,000	90,900
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2			80,000	79,600
Holly Energy Partners LP - Holly Energy Finance Corp.[3], 6.00%, 8/1/2024	B1			100,000	103,500
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3			820,000	848,009
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3			390,000	429,989
Oasis Petroleum, Inc., 6.875%, 1/15/2023	Caa1			25,000	23,875
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	B1			110,000	103,675
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	Baa3			410,000	397,618
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba2			145,000	153,156
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	B1			105,000	105,788
WPX Energy, Inc., 6.00%, 1/15/2022	B3			50,000	49,906

					4,597,064

Total Energy					6,009,330

Financials - 8.8%
Banks - 5.5%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa			1,000,000	997,627
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2		EUR	100,000	129,234
Bank of America Corp., 5.70%, 5/2/2017	Baa3			380,000	388,905
Bank of America Corp., 4.00%, 1/22/2025	Baa3			595,000	616,650
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3			310,000	396,178
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[4]	EUR	50,000	64,463
Citigroup, Inc., 3.875%, 3/26/2025	Baa3			800,000	825,606
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD	1,680,000	1,300,394
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1			380,000	391,263
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa1			350,000	392,657

2

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3			720,000	$792,529
Lloyds Bank plc (United Kingdom)[3,5,6], 12.00%	BB	[4]		110,000	150,700
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025	Baa2			787,000	803,030
Popular, Inc., 7.00%, 7/1/2019	B2			225,000	231,750
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,579,988
Santander Bank N.A., 8.75%, 5/30/2018	Baa2			240,000	263,071
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2			270,000	271,623
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD	2,100,000	1,627,459

					11,223,127

Capital Markets - 1.4%
The Goldman Sachs Group, Inc.[7], 2.429%, 11/29/2023	A3			790,000	803,433
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2			390,000	410,434
Morgan Stanley, 2.125%, 4/25/2018	A3			590,000	594,959
Morgan Stanley, 5.00%, 11/24/2025	Baa2			550,000	613,635
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3			380,000	395,964

					2,818,425

Consumer Finance - 0.1%
Navient Corp., 6.125%, 3/25/2024	Ba3			210,000	195,562

Diversified Financial Services - 0.3%
Horizon Pharma, Inc., 6.625%, 5/1/2023	B2			290,000	273,325
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1			245,000	238,875

					512,200

Insurance - 1.1%
American International Group, Inc., 4.125%, 2/15/2024	Baa1			570,000	614,186
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2			1,110,000	1,240,167
Prudential Financial, Inc.[8], 5.875%, 9/15/2042	Baa2			370,000	408,202

					2,262,555

Thrifts & Mortgage Finance - 0.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3			575,000	579,312
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3			215,000	204,250

					783,562

Total Financials					17,795,431

Health Care - 1.5%
Biotechnology - 0.3%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2			390,000	391,593

3

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3		150,000	$143,250

				534,843

Health Care Providers & Services - 1.1%
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR	1,540,000	1,925,869
HCA, Inc., 7.50%, 2/15/2022	B1		155,000	177,863
Tenet Healthcare Corp.[7], 4.35%, 6/15/2020	Ba3		100,000	100,510
Tenet Healthcare Corp., 8.125%, 4/1/2022	Caa1		100,000	100,000

				2,304,242

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2		150,000	96,375
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1		155,000	148,413

				244,788

Total Health Care				3,083,873

Industrials - 2.4%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1		255,000	253,088

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		145,000	150,075
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		280,000	288,855
Southwest Airlines Co., 2.65%, 11/5/2020	Baa1		140,000	143,676

				582,606

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3		105,000	103,163
Herc Rentals, Inc.[3], 7.50%, 6/1/2022	B3		100,000	103,500

				206,663

Construction & Engineering - 0.2%
Fluor Corp., 3.50%, 12/15/2024	A3		380,000	404,630

Industrial Conglomerates - 0.8%
General Electric Co.[7], 1.158%, 5/5/2026	A1		855,000	832,072
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1		760,000	795,734

				1,627,806

Machinery - 0.3%
CNH Industrial N.V. (United Kingdom), 4.50%, 8/15/2023	Ba2		105,000	105,892
Novelis Corp.[3], 6.25%, 8/15/2024	B2		180,000	191,025
Shape Technologies Group, Inc.[3], 7.625%, 2/1/2020	B2		100,000	102,250

4

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Xerium Technologies, Inc.[3], 9.50%, 8/15/2021	B2		100,000	$101,250

				500,417

Trading Companies & Distributors - 0.6%
Air Lease Corp., 3.375%, 6/1/2021	BBB	[4]	795,000	824,685
Aircastle Ltd., 5.50%, 2/15/2022	Ba1		105,000	113,138
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		240,000	243,600
International Lease Finance Corp., 6.25%, 5/15/2019	Ba1		95,000	102,956

				1,284,379

Total Industrials				4,859,589

Information Technology - 1.5%
Internet Software & Services - 0.3%
eBay, Inc., 2.50%, 3/9/2018	Baa1		580,000	588,202
VeriSign, Inc., 5.25%, 4/1/2025	Ba1		75,000	78,750

				666,952

IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		380,000	391,908
Visa, Inc., 2.80%, 12/14/2022	A1		565,000	592,308

				984,216

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., 2.45%, 7/29/2020	A1		380,000	393,196
QUALCOMM, Inc., 3.00%, 5/20/2022	A1		380,000	398,701

				791,897

Technology Hardware, Storage & Peripherals - 0.3%
Diebold, Inc.[3], 8.50%, 4/15/2024	B2		155,000	160,619
Hewlett Packard Enterprise Co.[3], 2.45%, 10/5/2017	Baa2		390,000	393,124
Western Digital Corp.[3], 10.50%, 4/1/2024	Ba2		90,000	104,400

				658,143

Total Information Technology				3,101,208

Materials - 1.0%
Chemicals - 0.5%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2		235,000	232,063
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2		330,000	387,039
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	Baa2		380,000	397,700

				1,016,802

5

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 7.25%, 5/15/2024	B3	250,000	$266,250

Metals & Mining - 0.2%
Alcoa, Inc., 5.87%, 2/23/2022	Ba1	140,000	150,500
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B3	150,000	140,250
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2	125,000	103,750

			394,500

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	Baa3	390,000	412,263

Total Materials			2,089,815

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.2%
American Tower Corp., 3.30%, 2/15/2021	Baa3	770,000	804,946
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	270,000	299,227
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2	90,000	98,365
Crown Castle Towers LLC[3], 3.222%, 5/15/2022	A2	150,000	154,650
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	145,000	153,700
MPT Operating Partnership LP - MPT Finance Corp., 5.25%, 8/1/2026	Ba1	95,000	98,563
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B2	340,000	333,200
Welltower, Inc., 4.95%, 1/15/2021	Baa1	365,000	404,238

			2,346,889

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	Caa1	250,000	272,188
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B1	150,000	152,250

			424,438

Total Real Estate			2,771,327

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc., 5.20%, 3/15/2020	Baa1	715,000	792,778
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	140,000	149,450
Frontier Communications Corp., 11.00%, 9/15/2025	Ba3	235,000	245,281
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2	260,000	247,000
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	195,000	199,388
Verizon Communications, Inc., 4.15%, 3/15/2024	Baa1	730,000	805,779

			2,439,676

Wireless Telecommunication Services - 0.3%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	B1	210,000	215,513

6

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Hughes Satellite Systems Corp.[3], 6.625%, 8/1/2026	B3	160,000	$154,400
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	170,000	170,570

			540,483

Total Telecommunication Services			2,980,159

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2	200,000	201,000
Terraform Global Operating LLC[3], 13.75%, 8/15/2022	Caa1	150,000	154,500

Total Utilities			355,500

TOTAL CORPORATE BONDS (Identified Cost $49,489,674)			48,517,640

ASSET-BACKED SECURITIES - 0.2%
Home Partners of America Trust, Series 2016-1, Class A3,7, 2.181%, 3/17/2033 (Identified Cost $304,055)	Aaa	308,977	310,982

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.542%, 10/25/2021	Aaa	4,021,431	259,856
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.217%, 4/25/2023	Aaa	23,051,822	281,131
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.689%, 10/25/2018	Aaa	5,797,456	156,400
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,7], 3.75%, 8/25/2055	Aaa	203,974	212,534
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa	244,939	251,586

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,013,360)			1,161,507

FOREIGN GOVERNMENT BONDS - 46.4%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa	AUD 600,000	505,979
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2	BRL 1,500,000	438,080
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Ba2	400,000	475,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2	1,200,000	1,197,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	Aaa	EUR 2,200,000	2,775,424
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	Aaa	EUR 1,800,000	2,248,034
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa	CAD 2,485,000	2,034,293

7

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	800,000	$615,127
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,128,320
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,132,318
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,552,092
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	A3		EUR	1,340,000	1,836,010
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	A3		EUR	2,000,000	2,373,417
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	A3		EUR	750,000	1,062,006
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	Baa2		EUR	500,000	593,023
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	4,410,000	6,422,914
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	2,600,000	3,036,091
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			2,000,000	1,993,342
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[9]	KRW	5,700,000,000	5,214,422
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3		MXN	33,570,000	1,740,008
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	51,500,000	2,657,665
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	78,000,000	4,150,707
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,196,997
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	46,000,000	2,444,166
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,408,861
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	379,198
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	Aaa		NOK	17,800,000	2,277,557
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,437,982
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2		EUR	1,415,000	1,689,299
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,523,214
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2		EUR	6,505,000	9,654,940
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	Baa2		EUR	4,500,000	5,423,557
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,994,404
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,435,000	3,181,268
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1		GBP	2,610,000	3,620,780
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa1		GBP	2,800,000	3,930,510

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $101,374,684)					94,344,005

U.S. TREASURY SECURITIES - 14.9%
U.S. Treasury Bonds - 1.4%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $2,758,520)				2,827,575	2,913,333

U.S. Treasury Notes - 13.5%
U.S. Treasury Floating Rate Note[7], 0.582%, 1/31/2018				2,930,000	2,937,132
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017				2,823,594	2,831,277
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020				1,911,355	1,948,641
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023				3,987,830	4,050,726
U.S. Treasury Note, 0.75%, 4/15/2018				5,190,000	5,190,810
U.S. Treasury Note, 1.375%, 4/30/2020				5,160,000	5,227,121

8

Investment Portfolio - September 30, 2016

(unaudited)

GLOBAL FIXED INCOME SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.75%, 4/30/2022	5,140,000	$5,270,911

Total U.S. Treasury Notes (Identified Cost $27,405,160)		27,456,618

TOTAL U.S. TREASURY SECURITIES (Identified Cost $30,163,680)		30,369,951

U.S. GOVERNMENT AGENCIES - 7.4%
Mortgage-Backed Securities - 3.1%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	741,662	803,223
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	858,339	975,940
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	1,150,982	1,216,766
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	806,834	875,483
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	1,033,850	1,102,081
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,200,096	1,360,290

Total Mortgage-Backed Securities (Identified Cost $6,130,385)		6,333,783

Other Agencies - 4.3%
Fannie Mae, 2.625%, 9/6/2024	6,979,000	7,471,201
Freddie Mac, 2.375%, 1/13/2022	1,218,000	1,282,600

Total Other Agencies (Identified Cost $8,709,833)		8,753,801

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $14,840,218)		15,087,584

SHORT-TERM INVESTMENT - 5.7%
Dreyfus Cash Management, Inc. - Institutional Shares[10], 0.20%, (Identified Cost $11,594,011)	11,594,011	11,594,011

TOTAL INVESTMENTS - 99.1% (Identified Cost $208,779,682)		201,385,680
OTHER ASSETS, LESS LIABILITIES - 0.9%		1,733,169

NET ASSETS - 100%		$203,118,849

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

9

Investment Portfolio - September 30, 2016

(unaudited)

SGD - Singapore Dollar

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $37,060,803 or 18.2% of the Series’ net assets as of September 30, 2016.

4Credit ratings from S&P (unaudited).

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

7The coupon rate is floating and is the effective rate as of September 30, 2016.

8The rate shown is a fixed rate as of September 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

9Credit rating has been withdrawn. As of September 30, 2016, there is no rating available (unaudited).

10Rate shown is the current yield as of September 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States - 39.4%; Spain - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$208,780,977
Unrealized appreciation	4,682,526
Unrealized depreciation	(12,077,823)

Net unrealized depreciation	$(7,395,297)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Investment Portfolio - September 30, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$45,457,535	$—	$45,457,535	$—
Corporate debt:
Consumer Discretionary	2,652,733	—	2,652,733	—
Consumer Staples	2,818,675	—	2,818,675	—
Energy	6,009,330	—	6,009,330	—
Financials	17,795,431	—	17,795,431	—
Health Care	3,083,873	—	3,083,873	—
Industrials	4,859,589	—	4,859,589	—
Information Technology	3,101,208	—	3,101,208	—
Materials	2,089,815	—	2,089,815	—
Real Estate	2,771,327	—	2,771,327	—
Telecommunication Services	2,980,159	—	2,980,159	—
Utilities	355,500	—	355,500	—
Asset-backed securities	310,982	—	310,982	—
Commercial mortgage-backed securities	1,161,507	—	1,161,507	—
Foreign government bonds	94,344,005	—	94,344,005	—
Mutual fund	11,594,011	11,594,011	—	—

Total assets	$201,385,680	$11,594,011	$189,791,669	$—

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2016

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 98.5%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,290,797	$13,037,047
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	197,345	2,928,607
Manning & Napier Fund, Inc. - Equity Income Series, Class I	243,700	2,663,637
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	82,773	727,577
Manning & Napier Fund, Inc. - Real Estate Series, Class I	211,475	1,672,769
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	366,056	3,437,266

TOTAL AFFILIATED INVESTMENT COMPANIES - 98.5% (Identified Cost $24,458,106)		24,466,903
OTHER ASSETS, LESS LIABILITIES - 1.5%		368,395

NET ASSETS - 100%		$24,835,298

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$24,834,936
Unrealized appreciation	242,455
Unrealized depreciation	(610,488)

Net unrealized depreciation	$(368,033)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$24,466,903	$24,466,903	$—	$—

Total assets:	$24,466,903	$24,466,903	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

1

Investment Portfolio - September 30, 2016

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2016

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	770,446	$7,781,506
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	326,337	4,842,847
Manning & Napier Fund, Inc. - Equity Income Series, Class I	419,107	4,580,845
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	124,277	1,092,391
Manning & Napier Fund, Inc. - Real Estate Series, Class I	190,530	1,507,093
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	236,216	2,218,070

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $22,086,545)		22,022,752
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(14,644)

NET ASSETS - 100%		$22,008,108

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$22,383,415
Unrealized appreciation	245,991
Unrealized depreciation	(606,654)

Net unrealized depreciation	$(360,663)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$22,022,752	$22,022,752	$—	$—

Total assets:	$22,022,752	$22,022,752	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

1

Investment Portfolio - September 30, 2016

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 94.3%
Consumer Discretionary - 23.4%
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc.*	13,640	$5,776,540

Internet & Direct Marketing Retail - 10.3%
Expedia, Inc.	74,290	8,671,129
TripAdvisor, Inc.*	181,750	11,482,965
Zalando SE (Germany)*[1,2]	199,950	8,354,220

		28,508,314

Specialty Retail - 8.3%
Advance Auto Parts, Inc.	103,920	15,496,550
Monro Muffler Brake, Inc.	120,770	7,387,501

		22,884,051

Textiles, Apparel & Luxury Goods - 2.7%
lululemon athletica, Inc.*	119,180	7,267,596

Total Consumer Discretionary		64,436,501

Financials - 3.6%
Consumer Finance - 3.6%
SLM Corp.*	1,337,800	9,993,366

Health Care - 22.2%
Biotechnology - 10.5%
Alexion Pharmaceuticals, Inc.*	58,290	7,142,857
BioMarin Pharmaceutical, Inc.*	77,810	7,198,981
Seattle Genetics, Inc.*	145,380	7,851,974
Vertex Pharmaceuticals, Inc.*	77,910	6,794,531

		28,988,343

Health Care Providers & Services - 7.5%
Acadia Healthcare Co., Inc.*	151,510	7,507,321
DaVita Inc.*	202,310	13,366,621

		20,873,942

Health Care Technology - 4.2%
Cerner Corp.*	186,810	11,535,517

Total Health Care		61,397,802

Industrials - 9.1%
Professional Services - 2.0%
Nielsen Holdings plc	105,520	5,652,706

Road & Rail - 7.1%
Genesee & Wyoming, Inc. - Class A*	141,370	9,747,462
Kansas City Southern	104,990	9,797,667

		19,545,129

Total Industrials		25,197,835

1

Investment Portfolio - September 30, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 27.6%
Internet Software & Services - 11.7%
Benefitfocus, Inc.*	167,073	$6,669,554
Match Group, Inc.*	464,580	8,264,878
MercadoLibre, Inc. (Argentina)	55,060	10,184,448
Q2 Holdings, Inc.*	255,349	7,318,303

		32,437,183

IT Services - 2.3%
FleetCor Technologies, Inc.*	35,880	6,233,432

Semiconductors & Semiconductor Equipment - 3.3%
Skyworks Solutions, Inc.	120,950	9,209,133

Software - 10.3%
Paylocity Holding Corp.*	189,370	8,419,390
ServiceNow, Inc.*	136,780	10,826,137
The Ultimate Software Group, Inc.*	44,330	9,060,609

		28,306,136

Total Information Technology		76,185,884

Telecommunication Services - 8.4%
Diversified Telecommunication Services - 8.4%
Level 3 Communications, Inc.*	168,350	7,808,073
SBA Communications Corp. - Class A*	49,090	5,505,934
Zayo Group Holdings, Inc.*	328,710	9,765,975

		23,079,982

Total Telecommunication Services		23,079,982

TOTAL COMMON STOCKS
(Identified Cost $245,788,883)		260,291,370

MUTUAL FUND - 3.0%
iShares Russell Mid-Cap Growth ETF
(Identified Cost $7,852,632)	84,550	8,232,634

2

Investment Portfolio - September 30, 2016

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.9%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.20% (Identified Cost $13,387,486)	13,387,486	$13,387,486

TOTAL INVESTMENTS - 102.2%
(Identified Cost $267,029,001)		281,911,490
LIABILITIES, LESS OTHER ASSETS - (2.2%)		(5,978,096)

NET ASSETS - 100%		$275,933,394

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $8,354,220 or 3.0% of the Series’ net assets as of September 30, 2016.

3Rate shown is the current yield as of September 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$267,029,001
Unrealized appreciation	25,044,567
Unrealized depreciation	(10,162,078)

Net unrealized appreciation	$14,882,489

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - September 30, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$64,436,501	$56,082,281	$8,354,220	$—
Financials	9,993,366	9,993,366	—	—
Health Care	61,397,802	61,397,802	—	—
Industrials	25,197,835	25,197,835	—	—
Information Technology	76,185,884	76,185,884	—	—
Telecommunication Services	23,079,982	23,079,982	—	—
Mutual funds	21,620,120	21,620,120	—	—

Total assets	$281,911,490	$273,557,270	$8,354,220	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 95.1%
Consumer Discretionary - 8.6%
Media - 1.5%
Cinemark Holdings, Inc.	28,860	$1,104,761

Multiline Retail - 2.8%
Dollar General Corp.	19,880	1,391,401
Macy’s, Inc.	18,020	667,641

		2,059,042

Specialty Retail - 4.3%
DSW, Inc. - Class A	33,510	686,285
L Brands, Inc.	9,980	706,284
Staples, Inc.[1]	107,520	919,296
Williams-Sonoma, Inc.	17,270	882,152

		3,194,017

Total Consumer Discretionary		6,357,820

Consumer Staples - 3.1%
Beverages - 1.9%
Diageo plc (United Kingdom)[2]	48,350	1,384,909

Food Products - 1.2%
J&J Snack Foods Corp.[1]	7,450	887,444

Total Consumer Staples		2,272,353

Energy - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
BP plc - ADR (United Kingdom)[1]	50,610	1,779,447
Chevron Corp.[1]	16,380	1,685,830
ConocoPhillips	12,530	544,679
Exxon Mobil Corp.[1]	29,320	2,559,050
Hess Corp.	8,600	461,132
Occidental Petroleum Corp.	16,400	1,195,888
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	733,809
TOTAL S.A. (France)[2]	10,920	519,364

Total Energy		9,479,199

Financials - 13.2%
Banks - 9.7%
Bank of America Corp.	52,580	822,877
Citigroup, Inc.[1]	33,710	1,592,123
JPMorgan Chase & Co.[1]	24,470	1,629,457
KeyCorp.[1]	60,330	734,216
The PNC Financial Services Group, Inc.	4,200	378,378
U.S. Bancorp	18,350	787,032
Wells Fargo & Co.	28,300	1,253,124

		7,197,207

1

Investment Portfolio - September 30, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets - 2.1%
Apollo Investment Corp.	40,390	$234,262
Ares Capital Corp.	17,580	272,490
Fifth Street Finance Corp.	43,240	251,224
Medley Capital Corp.	31,730	242,100
PennantPark Investment Corp.	31,590	237,557
Prospect Capital Corp.	39,135	316,994

		1,554,627

Insurance - 1.4%
Principal Financial Group, Inc.	19,540	1,006,505

Total Financials		9,758,339

Health Care - 8.0%
Pharmaceuticals - 8.0%
Eli Lilly & Co.[1]	8,980	720,735
Johnson & Johnson	17,250	2,037,742
Merck & Co., Inc.	8,680	541,719
Perrigo Co. plc	11,380	1,050,715
Roche Holding AG (Switzerland)[2]	3,150	782,771
Sanofi (France)[2]	10,580	805,681

Total Health Care		5,939,363

Industrials - 14.8%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	9,860	1,078,290

Commercial Services & Supplies - 2.0%
Covanta Holding Corp.	49,130	756,110
Waste Management, Inc.	11,830	754,281

		1,510,391

Industrial Conglomerates - 5.2%
3M Co.	5,620	990,413
General Electric Co.	53,710	1,590,890
Honeywell International, Inc.	11,070	1,290,651

		3,871,954

Machinery - 2.1%
Flowserve Corp.	17,920	864,461
Pentair plc (United Kingdom)[1]	10,600	680,944

		1,545,405

Professional Services - 1.3%
Nielsen Holdings plc	18,040	966,403

Road & Rail - 2.7%
Kansas City Southern[1]	14,130	1,318,611

2

Investment Portfolio - September 30, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp.[1]	6,830	$666,130

		1,984,741

Total Industrials		10,957,184

Information Technology - 8.9%
IT Services - 0.9%
Broadridge Financial Solutions, Inc.	10,470	709,761

Semiconductors & Semiconductor Equipment - 2.9%
QUALCOMM, Inc.	14,340	982,290
Skyworks Solutions, Inc.	14,960	1,139,055

		2,121,345

Software - 2.9%
Microsoft Corp.	37,790	2,176,704

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.[1]	14,460	1,634,703

Total Information Technology		6,642,513

Materials - 12.4%
Chemicals - 7.0%
Akzo Nobel N.V. (Netherlands)[2]	15,590	1,054,513
Ashland Global Holdings, Inc.	13,870	1,608,226
The Dow Chemical Co.[1]	10,240	530,739
E.I. du Pont de Nemours & Co.	7,950	532,411
FMC Corp.[1]	15,070	728,484
RPM International, Inc.	13,210	709,641

		5,164,014

Containers & Packaging - 5.4%
Bemis Co., Inc.[1]	20,980	1,070,190
Graphic Packaging Holding Co.	56,250	786,938
Sealed Air Corp.[1]	22,870	1,047,903
Sonoco Products Co.	21,030	1,111,015

		4,016,046

Total Materials		9,180,060

Real Estate - 11.0%
Equity Real Estate Investment Trusts (REITS) - 11.0%
CatchMark Timber Trust, Inc. - Class A	62,970	736,119
Colony Starwood Homes	19,240	552,188
Community Healthcare Trust, Inc.	25,090	549,973
Crown Castle International Corp.	7,570	713,170
CubeSmart	12,960	353,290
Lamar Advertising Co. - Class A	10,740	701,430

3

Investment Portfolio - September 30, 2016

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Life Storage, Inc.	3,460	$307,732
Outfront Media, Inc.	48,894	1,156,343
Potlatch Corp.	27,870	1,083,864
STORE Capital Corp.	15,200	447,944
Weyerhaeuser Co.[1]	48,660	1,554,200

Total Real Estate		8,156,253

Utilities - 2.3%
Electric Utilities - 1.3%
Eversource Energy	11,050	598,689
Exelon Corp.[1]	11,800	392,822

		991,511

Multi-Utilities - 1.0%
CMS Energy Corp.[1]	16,780	704,928

Total Utilities		1,696,439

TOTAL COMMON STOCKS (Identified Cost $68,247,689)		70,439,523

MUTUAL FUND - 1.3%
Tri-Continental Corp. (Identified Cost $924,848)	45,920	981,770

SHORT-TERM INVESTMENT - 2.1%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.20% (Identified Cost $1,585,351)	1,585,351	1,585,351

TOTAL INVESTMENTS - 98.5% (Identified Cost $70,757,888)		73,006,644
OTHER ASSETS, LESS LIABILITIES - 1.5%		1,088,402

NET ASSETS - 100%		$74,095,046

4

Investment Portfolio - September 30, 2016

(unaudited)

EQUITY INCOME SERIES	CONTRACTS	VALUE
CALL OPTIONS WRITTEN - 0.0%#
Apple, Inc., Strike Price $126, Expiring October 21, 2016	50	$(200)
Graphic Packaging Holding Co., Strike Price $15, Expiring October 21, 2016	190	(950)
Macy’s, Inc., Strike Price $40, Expiring October 21, 2016	60	(1,080)
Sealed Air Corp., Strike Price $50, Expiring October 21, 2016	80	(800)
Skyworks Solutions, Inc., Strike Price $85, Expiring October 21, 2016	50	(900)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $6,107)		$(3,930)

ADR - American Depositary Receipt

#Less than 0.1%.

1A portion of this security is deposited with the broker as collateral for options contracts written. As of September 30, 2016, the total value of such securities was $6,828,634.

2A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Rate shown is the current yield as of September 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$71,128,270
Unrealized appreciation	4,560,488
Unrealized depreciation	(2,682,114)

Net unrealized appreciation	$1,878,374

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2016

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,357,820	$6,357,820	$—	$—
Consumer Staples	2,272,353	887,444	1,384,909	—
Energy	9,479,199	8,959,835	519,364	—
Financials	9,758,339	9,758,339	—	—
Health Care	5,939,363	4,350,911	1,588,452	—
Industrials	10,957,184	10,957,184	—	—
Information Technology	6,642,513	6,642,513	—	—
Materials	9,180,060	8,125,547	1,054,513	—
Real Estate	8,156,253	8,156,253	—	—
Utilities	1,696,439	1,696,439	—	—
Mutual funds	2,567,121	2,567,121	—	—

Total assets	73,006,644	68,459,406	4,547,238	—

Liabilities:
Other financial instruments*:
Equity contracts	(3,930)	(3,930)	—	—

Total liabilities	(3,930)	(3,930)	—	—

Total	$73,002,714	$68,455,476	$4,547,238	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2015 or September 30, 2016.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2016.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 11/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 11/16/2016

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 11/16/2016